Federated World Investment Series, Inc.
Federated Emerging Markets Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated World Investment Series, Inc. (the "Corporation") will hold a special meeting of shareholders of Federated Emerging Markets Fund (the "Emerging Markets Fund") on October 18, 2002. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

1. choose to help Emerging Markets Fund save time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization of Emerging Markets Fund into Federated International Capital Appreciation Fund (formerly, Federated International Growth Fund).

Why is the Reorganization being proposed?
The Board of Directors and the Emerging Markets Fund's investment adviser ("Adviser") believe that the Reorganization is in the best interest of Emerging Markets Fund and its shareholders.

Emerging Markets Fund concentrates its portfolio in equity securities in an emerging, rather than a developed, capital markets.

Federated International Capital Appreciation Fund invests its assets in a diversified portfolio of equity securities of companies located in foreign countries, including both developed and developing or emerging market countries, using a blend of growth and value in its stock selection.

Both Emerging Markets Fund and Federated International Capital Appreciation Fund share the same investment objective - long-term growth of capital.

Although the Board believes the Emerging Markets Fund's performance has been satisfactory, questions have been raised concerning the long-term viability of Emerging Markets Fund because of its relatively small size, high expenses, and difficulty in growing its assets.

Additionally, the Adviser is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses as it has done in the past.

The Board believes that combining the two funds may offer:

o     a larger asset base to help absorb operating costs;
o investment opportunities not limited to a particular type of capital market; and
o     a more broadly diversified portfolio of securities.

How will the Reorganization affect my investment?
o     The investment objective will remain the same.
o The cash value of your investment will not change. You will receive Class A, B, or C Shares of Federated International Capital Appreciation Fund with a total dollar value equal to the total dollar value of your Emerging Market Fund Class A, B, and C Shares.
o You will have investment exposure to all regions of the world, excluding the United States, instead of simply emerging markets regions.
   o  The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement? Call your Investment Professional or a Federated Client Service
Representative. Federated's toll-free number is 1-800-341-7400.


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 After careful consideration, the Board of Directors has unanimously approved
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   this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.






                   FEDERATED WORLD INVESTMENT SERIES, INC.

                       Federated Emerging Markets Fund


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD OCTOBER 18, 2002


      TO SHAREHOLDERS OF FEDERATED EMERGING MARKETS FUND, A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.: A special meeting of the shareholders of Federated Emerging Markets Fund (the "Emerging Markets Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 18, 2002, for the following purposes:

1.    To   approve  or   disapprove   a   proposed   Agreement   and  Plan  of
                 Reorganization  pursuant  to  which  Federated  International
                 Capital Appreciation Fund (the "International Capital Appreciation Fund") would acquire all of the assets of the Emerging Markets Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Emerging Markets Fund to holders of its Class A, B and C Shares, in complete liquidation and termination of the Emerging Markets Fund; and

2.    To transact such other  business as may properly come before the meeting or any adjournment thereof.



The Board of Directors has fixed August 19, 2002 as the record date for determination of shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Directors,




                                                John W. McGonigle
                                                Secretary


August 28, 2002


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YOU CAN HELP THE CORPORATION AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
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                          PROSPECTUS/PROXY STATEMENT

                               August 28, 2002

                         Acquisition of the assets of

                       FEDERATED EMERGING MARKETS FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

                       By and in exchange for Shares of

              FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

      This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors ("Board") of Federated World Investment Series, Inc. (the "Corporation") for use at the special meeting of shareholders of Federated Emerging Markets Fund ("Emerging Markets Fund") to be held at 2:00 p.m. (Eastern time) on October 18, 2002 at the offices of the Corporation at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

      This Prospectus/Proxy Statement describes the proposal for Emerging Markets Fund to transfer in a tax-free reorganization all of its assets to Federated International Capital Appreciation Fund, formerly Federated International Growth Fund (the "International Capital Appreciation Fund"), in exchange for shares of the International Capital Appreciation Fund (the "Reorganization"). International Capital Appreciation Fund Shares will be distributed pro rata by the Emerging Markets Fund to its shareholders in complete liquidation and dissolution of the Emerging Markets Fund. As a result of the Reorganization, each owner of shares of the Emerging Markets Fund will become the owner of Class A, B or C Shares of the International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings in the Emerging Markets Fund on the date of the Reorganization (the "Closing Date").

      The investment objectives of both the International Capital Appreciation Fund and the Emerging Markets Fund (collectively referred to as the "Funds") are to provide long-term growth of capital. The Emerging Markets Fund pursues its investment objective by concentrating its portfolio of investments in equity securities of issuers and companies located in countries having emerging, rather than developed, capital markets. The International Capital Appreciation Fund pursues its investment objective by investing its assets primarily in equity securities of companies based in foreign countries, including both developed and developing or emerging market countries.

      For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C Shares of the International Capital Appreciation Fund, as compared to Shares of the Emerging Markets Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of International Capital Appreciation Fund Shares and Capitalization."

      This Prospectus/Proxy Statement should be retained for future reference. It contains information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the International Capital Appreciation Fund, dated January 31, 2002 (revised August 7, 2002), which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Emerging Markets Fund dated January 31, 2002, as well as a Statement of Additional Information dated August 28, 2002 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Corporation with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Further information about the International Capital Appreciation Fund's performance is contained in the International Capital Appreciation Fund's Annual Report for its fiscal year ended November 30, 2001, and Semi Annual Report dated May 31, 2002, which are incorporated herein by reference. Copies of these materials, Annual and Semi Annual Reports and other information about the International Capital Appreciation Fund may be obtained without charge by writing or by calling the Corporation at the address and telephone number shown on the previous page.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE INTERNATIONAL CAPITAL APPRECIATION FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                     Page
 SUMMARY                                                               1
   Reasons for the Proposed Reorganization
1
   Comparison of Investment Objectives and Policies                    4
   Comparison of Risks                                                 5
   Comparative Fee Tables                                              6
   Comparison of Potential Risks and Rewards: Performance Information
11
   Average Annual Total Return Tables
13
   Purchase, Redemptions and Exchange Procedures; Dividends and Distributions
14
   Service Fees, Advisory Fees and Expense Ratios
14

INFORMATION ABOUT THE REORGANIZATION                                  14
   Comparison of Investment Objectives, Policies and Limitations 14 Description of the Plan of Reorganization
14
   Description of International Capital Appreciation Fund Shares and
Capitalization                                                      15
   Federal Income Tax Consequences                                    16
   Comparative Information on Shareholder Rights and Obligations      17

INFORMATION ABOUT THE INTERNATIONAL CAPITAL APPRECIATION FUND
AND THE EMERGING MARKETS FUND                                         17
   International Capital Appreciation Fund
17
   Emerging Markets Fund                                              18
   About the Proxy Solicitation and the Meeting
18
   Proxies, Quorum and Voting at the Special Meeting                  19
   Share Ownership of the Funds                                       19
   Interests of Certain Persons                                       20

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY          20

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)
                       A-1


                                      1
                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Emerging Markets Fund, both dated January 31, 2002, the Prospectus and Statement of Additional Information of the International Capital Appreciation Fund, both dated January 31, 2002 (revised, August 7, 2002), and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of the International Capital Appreciation Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

      The Board has determined that a combination of the Emerging Markets Fund with the International Capital Appreciation Fund is the best course of action for the Emerging Markets Fund's shareholders because, after six years of operation, the Emerging Markets Fund has not grown to a viable size. The Emerging Markets Fund's net assets reached only $40.7 million at June 30, 2002. At the Fund's present size, the fixed expenses of operating the Fund relative to the Fund's net assets are too high for shares of the Fund to be saleable without the Fund's investment adviser's ("Adviser") waiver of its investment advisory fee and/or reimbursement of Fund operating expenses. The distributor of the Fund, Federated Securities Corp. (the "Distributor") has advised the Board that it does not believe it can significantly increase sales of Fund shares in the future. The Adviser of the Fund has advised the Board that is unwilling to continue to waive its fee and reimburse the Fund's operating expenses.

      The Emerging Markets Fund is intended to be used within a broader global equity portfolio as a narrowly-defined asset class or category. Although the Adviser continues to believe that the economic, political and cultural differences between developed and emerging markets are sufficient to define an emerging markets foreign asset class separately from developed foreign markets in a portfolio, the Distributor has found that many of its clients do not have the resources or expertise to make foreign asset allocation decisions. Rather, the Distributor believes that most of its clients would prefer that the Adviser make foreign asset allocation decisions within a general international equity fund.

      The following table shows the total return performance of the Emerging Markets Fund, based on net asset value, for each calendar year end since the Fund's inception against its performance benchmark, the Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF), net sales of Fund shares for each calendar year, and the Fund's net assets at each calendar year.

For the calendar year ended December 31:



                                1996*             1997              1998            1999             2000               2001

Emerging Markets Fund
   Class A Shares          15.30%           (1.56)%           (25.02)%         79.08%          (37.73)%         (9.80)%

MSCI-EMF                   (1.01)%          (11.59)%          (25.34)%         66.41%          (30.61)%         (2.36)%

Net Sales of Fund Shares   $15 million      $51 million       -$4 million      $0              $8 million       -$9 million

Fund Net Assets            $23 million      $66 million       $46 million      $79 million     $61 million      $46 million



*Reflects the period from the Fund's inception on February 28, 1996 to December 31, 1996.

      As the table illustrates, despite the generally satisfactory performance of the Emerging Markets Fund relative to its performance benchmark, net sales of the Fund's shares and Fund assets have not grown.

      The International Capital Appreciation Fund is a general international equity fund that may invest in both emerging and developed markets of the world other than the United States. This Fund is intended to represent all foreign equities within a broader global equity portfolio including both developed and emerging markets. Thus, the International Capital Appreciation Fund will continue to provide exposure to emerging markets and, in addition, enable the Adviser to make asset allocation decisions. The Distributor expects that the International Capital Appreciation Fund will better meet the investment needs of its clients, and therefore the Distributor has advised the Board that it believes it can sell shares of the Fund and grow its assets to a viable size.

      From its inception on July 1, 1997 to August 7, 2002, the International Capital Appreciation Fund had a different investment strategy and was named Federated International Growth Fund (the "International Growth Fund"). The International Growth Fund was designed as an investment vehicle for investors that preferred the Adviser to make asset allocation decisions among the various international mutual funds for which affiliates of Federated Investors, Inc. ("Federated") serve as investment adviser and principal underwriter. International Growth Fund was managed as a "fund of funds" and accordingly had an investment policy to invest at least 80% of its assets in the shares of other Federated open-end international mutual funds. The underlying funds in which International Growth Fund invested included:
Federated Asia Pacific Growth Fund, Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund.

      The investment strategy of International Growth Fund was changed from a "fund of funds" to investing directly in foreign equity securities, and the name changed to International Capital Appreciation Fund, to attempt to provide substantially all the international active management opportunities represented by foreign equities in a single integrated portfolio. The Adviser of the International Capital Appreciation Fund is free to seek relative value opportunities among markets and sectors, as well as between investment styles.

      Both the Emerging Markets Fund and the International Capital Appreciation Fund are managed by the Adviser and invest directly in foreign equity securities. Both Funds invest in companies located in emerging markets. Additionally, the management of each Fund shares the same analytical, trading and other resources and is subject to the same investment process disciplines within the Federated organization.

      The primary difference between the two Funds is that the Emerging Markets Fund focuses on selecting equity securities in emerging, rather than developed, capital markets. Emerging market countries are any developing country, as defined by the World Bank, or any country included in the MSCI-EMF. The International Capital Appreciation Fund does not invest exclusively in companies located in emerging markets but instead invests in both developed and emerging markets in any region of the world outside the United States.

      The Emerging Markets Fund's benchmark, the MSCI-EMF, is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries. The International Capital Appreciation Fund's benchmark, the Morgan Stanley Capital International-All Country World Index (Except U.S.) ("MSCI-ACWI Ex. U.S."), is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The following table shows the Average Annual Total Returns for each calendar year since 1996 for both the MSCI-EMF and the MSCI-ACWI Ex. U.S.

For the calendar year ended December 31:


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Benchmark Index*    1996       1997         1998         1999         2000        2001       1 Year       3 Years    5 Years
-------------------------------------------------------------------------------------------------------------------------------
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MSCI-EMF            6.03%      (11.59)%     (25.34)%     66.41%       (30.61)%    (2.36)%    (2.36)%      4.13%      (5.74)%
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MSCI-ACWI Ex. U.S.  4.65%      (0.14)%      12.00%       29.68%       (16.28)%    (21.74)%   (21.74)%     (5.29)%    (1.01)%
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*Investment cannot be made in an index.


      Another difference between the two Funds is that the Emerging Markets Fund primarily seeks to invest in rapidly growing companies, while the International Capital Appreciation Fund uses both growth and value styles in its stock selection. Other differences between the Funds are discussed below under the captions "Comparison of Investment Objectives and Policies," "Comparison of Risks," and "Comparative Fee Tables."

      The following table shows the Funds' Average Annual Total Returns, based on net asset value, relative to each Fund's respective benchmark, for the periods ended June 30, 2002.1 The Average Annual Returns of the International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds."



Individual Share Class Total Return        1-Year        3-Years      5-Years        Since
Performance as of June 30, 2002                                                    Inception2
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Emerging Markets Fund
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     Class A Shares                   (5.26)%          (9.61)%     (8.98)%       (2.28)%
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     Class B Shares                   (5.82)%          (10.25)%    (9.63)%       (2.99)%
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     Class C Shares                   (5.93)%          (10.27)%    (9.65)%       (2.99)%
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MSCI-EMF                              1.31%            (6.34)%     (8.40)%       (4.40)%
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International Capital Appreciation
Fund
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     Class A Shares                   (12.53)%         (8.25)%     NA            (4.79)%
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     Class B Shares                   (13.22)%         (8.98)%     NA            (5.53)%
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     Class C Shares                   (13.19)%         (8.96)%     NA            (5.46)%
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MSCI-ACWI Ex. U.S.                    (9.97)%          (8.15)%     NA            (3.74)%
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1. Past performance is no guarantee of future results. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2. The Emerging Markets Fund's since inception date was February 28, 1996. The International Capital Appreciation Fund's since inception date was July 1, 1997.

      The Board has voted to recommend the approval of the Plan pursuant to which International Capital Appreciation Fund, a portfolio of the Corporation, would acquire all of the assets of the Emerging Markets Fund, also a portfolio of the Corporation, in exchange for the Class A, B and C Shares of the International Capital Appreciation Fund (the "Exchange"). Immediately following the Exchange, the Emerging Markets Fund will distribute the Class A, B and C Shares of the International Capital Appreciation Fund to holders of Class A, B and C Shares of the Emerging Markets Fund, respectively (the "Distribution"). The Exchange and the Distribution are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization." As a result of the Reorganization, each holder of Class A, B and C Shares of the Emerging Markets Fund will become the owner of Class A, B and C Shares of the International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in the Emerging Markets Fund on the Closing Date (as hereinafter defined).

      The Board determined to recommend that the shareholders of the Emerging Markets Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the Investment Company Act of 1940, ("1940 Act"), the Board, including a majority of the Board who are not interested persons, determined that participation in the transaction was in the best interests of the Emerging Markets Fund's shareholders and that the interests of existing Emerging Markets Fund shareholders would not be diluted as a result of effecting the transaction.

      The Board likewise approved the Reorganization on behalf of the International Capital Appreciation Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons, determined that participation in the transaction was in the best interests of the International Capital Appreciation Fund's shareholders and that the interests of existing International Capital Appreciation Fund shareholders would not be diluted as a result of effecting the transaction.

      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the Emerging Markets Fund's shareholders. The tax basis of the shares of the International Capital Appreciation Fund received by the Emerging Markets Fund shareholders will be the same as the tax basis of their shares in the Emerging Markets Fund.

      Concurrent with the Reorganization, the International Capital Appreciation Fund has entered into an Agreement and Plan of Reorganization to acquire the assets of the Federated Asia Pacific Growth Fund. The Federated Asia Pacific Growth Fund had net assets of $20.1 million as of June 30, 2002. The Reorganization is in no way dependent upon the successful completion of the International Capital Appreciation Fund's acquisition of Federated Asia Pacific Growth Fund's assets.


      In considering the proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of the International Capital Appreciation Fund's and the Emerging Markets Fund's investment objectives, policies and limitations; (2) the greater long-term viability of the combined International Capital Appreciation Fund that will result from the Reorganization as compared to the Emerging Markets Fund as a separate fund; (3) the continuity of distribution and shareholder servicing arrangements provided by the Reorganization; and (4) the non-recognition of any gain or loss for federal income tax purposes as a result of the Reorganization either to the International Capital Appreciation Fund or the Emerging Markets Fund or to shareholders of the Emerging Markets Fund.

Comparison of Investment Objectives and Policies

Investment objective. The investment objectives of the Emerging Markets Fund and the International Capital Appreciation Fund are identical. Each Fund seeks to provide long-term growth of capital.

Investment exposure provided by each Fund. The Emerging Markets Fund pursues long-term growth of capital by investing primarily in equity securities of issuers and companies located in countries having emerging, rather than developed, capital markets. The Emerging Markets Fund is intended to represent emerging market equities in a broader global equity portfolio. The International Capital Appreciation Fund pursues long-term growth of capital by investing primarily in equity securities of companies based in foreign countries. The International Capital Appreciation Fund is intended to represent foreign equities in a broader global equity portfolio.

Investment benefits of foreign securities. Both the Emerging Markets Fund and the International Capital Appreciation Fund provide exposure to equity securities of companies based in foreign countries. Adding emerging market investment exposure to a broader global equity portfolio or international exposure to a U.S. equity portfolio may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

Role of active management. Both the Emerging Markets Fund and the International Capital Appreciation Fund are actively managed. This means that the Adviser's goal is for its stock selection skill to drive each Fund's performance. The Adviser actively manages the Emerging Markets Fund seeking total returns over longer time periods in excess of its benchmark index, the MSCI-EMF. The Adviser actively manages the International Capital Appreciation Fund seeking total returns in excess of the MSCI-ACWI Ex. U.S.

Adviser's stock selection process. In selecting stocks for the Emerging Markets Fund, the Adviser first performs fundamental analysis of countries to find relatively favorable economic conditions. In selecting countries, the Adviser analyzes a country's financial condition, as well as its general economic condition and outlook. The Adviser also considers how developments in other countries in the region or world might affect the country. The Adviser then selects investments in selected countries through fundamental analysis of companies by skilled portfolio managers.

      The Adviser seeks to select a portfolio of stocks consisting primarily of rapidly growing companies by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. The Adviser believes that the values of emerging market stocks often increase as the companies
grow and the markets in which they are traded develop.   Before purchasing
the stock of a company with strong growth potential, the Adviser weighs growth potential against market price to evaluate the stock's appreciation potential compared to its price. Some key factors that the Adviser uses to select rapidly growing companies are: evaluation of the quality of company management, industry position, financial strength and expected future growth in earnings or cash flows.


      The Adviser's stock selection process for the International Capital Appreciation Fund is a core blend of growth and value styles. The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser uses selects stocks by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. The Adviser uses the same key factors in selecting rapidly growing companies for the International Capital Appreciation Fund as it uses for the Emerging Markets Fund as stated above. In the value style, the Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser identifies value stocks by first screening the universe of available stocks to identify those companies with relatively low price/book value or price/earnings ratios, as well as other indicators of relative value; such as dividend yield. After identifying investment candidates, the Adviser performs fundamental research and analysis to select stocks.

      The Adviser's style for the Emerging Markets Fund has a growth bias because the Adviser believes that emphasizing company earnings growth in stock selection may create greater excess returns in rising markets. By blending growth and value styles in the International Capital Appreciation Fund, the Adviser seeks to provide capital appreciation with lower overall portfolio volatility than a portfolio of only growth stocks.

Risk management. In both the Emerging Markets Fund and the International Capital Appreciation Fund, the Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. In both Funds, the Adviser attempts to manage the relative risk underperformance of the stocks of growth companies in down markets by seeking to purchase growth stocks at reasonable prices.

Investment constraints. Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets in emerging market investments, while the International Capital Appreciation Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Neither Fund is limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. Both Funds may hedge a portion of their currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a Fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. The majority of both Funds' portfolios have not be hedged and have therefore been subject to currency risk, and it anticipated that this will remain the case for the International Capital Appreciation Fund.

Comparison of Risks

      The Emerging Markets Fund could entail greater risk than the International Capital Appreciation Fund because its portfolio is concentrated in securities of companies that are traded in emerging markets. Emerging markets may have relatively unstable governments and capital markets and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain cases, reversion to closed market, centrally planned economies. Investments in securities of companies in
developed countries are less susceptible to these types of risks.   In
addition, the securities of companies in emerging markets tend to be less widely held, causing greater liquidity risk, which means that it may be more difficult for the Fund to buy and sell these types of securities at a favorable price or time. As a result, Emerging Markets Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Shareholders in the International Capital Appreciation Fund will have exposure to the same risks that the Emerging Markets Fund shareholders have because of the fact that the International Capital Appreciation Fund will allocate a portion of its assets to emerging markets investments; however, these risks will be mitigated by the more broadly diversified investment portfolio of the International Capital Appreciation Fund and its greater emphasis on investments in developed countries. In addition, by blending both growth and value styles, International Capital Appreciation Fund seeks to provide lower overall portfolio volatility than Emerging Markets Fund's portfolio of primarily growth stocks.


Comparative Fee Tables

      Set forth in the following tables is information regarding the fees and expenses incurred by the Class A, B and C Shares of the Emerging Markets Fund and Class A, B and C Shares of the International Capital Appreciation Fund (formerly, International Growth Fund) as of November 30, 2001, and pro forma fees for the International Capital Appreciation Fund after giving effect to the Reorganization.




FEES AND EXPENSES of the Funds' Class A shares

                                                                                            International
                                                                                                Capital
                                                                      International           Appreciation
                                                    Emerging              Capital                 Fund
                                                     Markets            Appreciation            Pro Forma
                                                      Fund                 Fund                 Combined
Shareholder Fees
                                               -----------------------------------------------------------------
                                               -----------------------------------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on                5.50%                5.50%                  5.50%
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or              0.00%                0.00%                  0.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                       None                  None                  None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount             None                  None                  None
redeemed, if applicable)
Exchange Fee                                          None                  None                  None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee                                        1.25%                0.20%2                 1.25%
Distribution (12b-1) Fee3                             0.25%                0.25%                  0.25%
Shareholder Services Fee                              0.25%                0.25%4                 0.25%
Other Expenses                                        1.55%                1.59%                  0.90%
Total Annual Fund Operating Expenses                  3.30%                2.29%                  2.65%

----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
1   Although not contractually obligated to do so, the Adviser, Distributor and shareholder services provider will waive certain amounts.  These are shown below along with the net
  expenses the Funds expect to pay for the fiscal year ending November 30, 2002.      Total
  Actual Annual Fund Operating Expenses (after waivers) for Emerging Markets Fund's Class A
  Shares and International Capital Appreciation Fund's Class A Shares were 2.55% and 0.75%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                               0.25%                0.70%                  0.81%
  Expenses....................................
  Total Actual Annual Fund Operating Expenses         3.05%                1.59%                  1.84%
  (after waivers)


 2 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2002.

4     The shareholder services fee is expected to be voluntarily waived.
  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class A Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                                                    International
                                                          International         Capital Appreciation
                                            Emerging         Capital                    Fund
                                             Markets      Appreciation                Pro Forma
                                              Fund             Fund                   Combined
1 Year
Expenses assuming redemption                        $865            $769                         $803
Expenses assuming no redemption                     $865            $769                         $803
3 years
Expenses assuming redemption                      $1,510          $1,226                       $1,328
Expenses assuming no redemption                   $1,510          $1,226                       $1,328
5 Years
Expenses assuming redemption                      $2,177          $1,708                       $1,878
Expenses assuming no redemption                   $2,177          $1,708                       $1,878
10 Years
Expenses assuming redemption                      $3,947          $3,031                       $3,369
Expenses assuming no redemption                   $3,947          $3,031                       $3,369


------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class b shares


                                                                                 International
                                                                                    Capital
                                                                 International    Appreciation
                                                  Emerging        Capital             Fund
                                                  Markets        Appreciation      Pro Forma
                                                    Fund            Fund            Combined
Shareholder Fees
                                               ---------------------------------------------------
                                               ---------------------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on              None            None              None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or           5.50%            5.50%            5.50%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                     None            None              None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount           None            None              None
redeemed, if applicable)
Exchange Fee                                        None            None              None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                                     1.25%           0.20%2            1.25%
Distribution (12b-1) Fee                           0.75%            0.75%            0.75%
Shareholder Services Fee                           0.25%           0.25%3            0.25%
Other Expenses                                     1.55%            1.59%            0.90%
Total Annual Fund Operating Expenses4              3.80%            2.79%            3.15%

--------------------------------------------------------------------------------------------------


1 Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waiver) for Emerging Markets Fund's Class B Shares and International Capital Appreciation Fund's Class B Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                    0.00%         0.45%             0.56%
  Expenses.........................................
  Total Actual Annual Fund Operating       3.80%         2.34%             2.59%
  Expenses (after waiver)......

2 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3 The shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class B Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.





EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                            International
                                            International      Capital
                                  Emerging    Capital       Appreciation
                                  Markets   Appreciation        Fund
                                    Fund       Fund           Pro Forma
                                                              Combined
1 Year
Expenses assuming redemption          $932       $832          $868
Expenses assuming no redemption       $382       $262          $318
3 years
Expenses assuming redemption        $1,561     $1,265        $1,372
Expenses assuming no redemption     $1,161       $865          $972
5 Years
Expenses assuming redemption        $2,158     $1,674        $1,849
Expenses assuming no redemption     $1,958     $1,474        $1,649
10 Years
Expenses assuming redemption        $3,928     $2,999        $3,342
Expenses assuming no redemption     $3,928     $2,999        $3,342


------------------------------------------------------------------------------


FEES AND EXPENSES of the funds' class c shares

                                                                        International
                                                                          Capital
                                                       International    Appreciation
                                            Emerging      Capital           Fund
                                            Markets     Appreciation     Pro Forma
Shareholder Fees                              Fund         Fund           Combined
                                            -----------------------------------------
                                            -----------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on        None          None            None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or     1.00%         1.00%           1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other               None          None            None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of amount     None          None            None
redeemed, if applicable)
Exchange Fee                                  None          None            None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                               1.25%         0.20%2          1.25%
Distribution (12b-1) Fee                     0.75%         0.75%           0.75%
Shareholder Services Fee                     0.25%         0.25%3          0.25%
Other Expenses                               1.55%         1.59%           0.90%
Total Annual Fund Operating Expenses         3.80%         2.79%           3.15%

-------------------------------------------------------------------------------------
1.     Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts.  These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002.  Total Actual Annual Fund Operating Expenses
  (after waiver) for Emerging Markets Fund's Class C Shares and International
  Capital Appreciation Fund's Class C Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                      0.00%         0.45%           0.56%
  Expenses..........................................
  Total Actual Annual Fund Operating         3.80%         2.34%           2.59%
  Expenses (after waiver).........


2   Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2002, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3   The shareholder services fee is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class C Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class C Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                                                                International
                                                International      Capital
                                      Emerging    Capital       Appreciation
                                       Markets  Appreciation        Fund
                                        Fund        Fund          Pro Forma
                                                                  Combined
1 Year
Expenses assuming redemption               $482         $382             $418
Expenses assuming no redemption            $382         $282             $318
3 years
Expenses assuming redemption             $1,161         $865             $972
Expenses assuming no redemption          $1,161         $865             $972
5 Years
Expenses assuming redemption             $1,958       $1,475           $1,649
Expenses assuming no redemption          $1,958       $1,475           $1,649
10 Years
Expenses assuming redemption             $4,036       $3,119           $3,457
Expenses assuming no redemption          $4,036       $3,119           $3,457

------------------------------------------------------------------------------

Comparison of Potential Risks and Rewards: Performance Information

      The following performance information will help you analyze each Fund's investment risks in light of its historical returns. The Average Annual Returns and bar chart of the International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds." The bar charts show the variability of each Fund's Class A Shares total returns on a calendar year-by year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. Each Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Federated Emerging Markets Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Emerging Markets Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 20.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 2001. The percentages noted are:
(1.56)%, (25.02)%, 79.08%, (37.73)%, and (9.80)%, respectively.

Federated International Capital Appreciation Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated International Capital Appreciation Fund, formerly, Federated International Growth Fund, as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 40.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1998 through 2001. The percentages noted are: 0.49%, 63.54%, (26.50)%, and (25.60)%, respectively.


      The total returns shown in the bar charts do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

      Emerging Markets Fund's Class A Shares total return for the three-month period from January 1, 2002 to June 30, 2002 was 0.93%.

      International Capital Appreciation Fund's Class A Shares total return for the three-month period from January 1, 2002 to June 30, 2002 was (0.13)%.


      Listed below are the highest and lowest quarterly returns for the International Capital Appreciation Fund and the Emerging Markets Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Emerging Markets Fund         Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                42.70% (quarter ended  (25.24)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Capital         Highest Quarterly      Lowest Quarterly Return
Appreciation Fund             Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                33.68% (quarter ended  (15.92)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------





Average Annual Total Return Tables

      The Average Annual Total Returns for each Fund's Shares are reduced to reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Emerging Markets Fund into the International Capital Appreciation Fund.  Returns Before Taxes is
shown for all Classes of each Fund.  In addition Return After Taxes is shown for each Fund's Class A Shares to illustrate the effect of federal taxes on each Fund's returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI-EMF and the MSCI-EAFE, broad-based market indexes. The International Capital Appreciation Fund's Adviser has elected to change its benchmark index from the MSCI-EAFE to the MSCI-ACWI Ex. U.S.
because the MSCI-ACWI Ex. U.S. is more representative of the International Capital Appreciation Fund's new investment strategy and the securities typically held by the Fund.  Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.
                                       1 Year                         Start of
(For the periods ended December 31,                 --------------- performance1
2001)
                                                     5 Year
Emerging Markets Fund                              -
Class A Shares:
Return Before Taxes                    (14.74)%   (6.84)%           (3.56)%
Return After Taxes on Distributions3   (14.74)%   (6.84)%           (3.56)%
                                        8.98)%                       2.80)%
Return After Taxes on Distributions               -------------
and Sale of Fund Shares3               (          (5.31)%           (
Class B Shares:
Return Before Taxes                    (15.21)%   (6.83)%           (3.49)%
Class C Shares:
Return Before Taxes                    (11.27)%   (6.47)%           (3.32)%
MSCI-EMF                               (2.36)%    (5.74)%           (5.10)%

------------------------------------------------------------------------
International Capital Appreciation
Fund
Class A Shares:
Return Before Taxes                      (29.70)%      (6.45)%
Return After Taxes on Distributions3     (29.70)%      (6.91)%
Return After Taxes on Distributions       18.09)%             5.17)%
and Sale of Fund Shares3                 (                   (
Class B Shares:
Return Before Taxes                      (30.18)%            (6.38)%
Class C Shares:
Return Before Taxes                      (26.88)%            (5.89)%
MSCI-EAFE                                (21.44)%            (1.36)%
MSCI-ACWI Ex. U.S.                       (21.74)%            (3.63)%

------------------------------------------------------------------------------
1.  The Emerging Markets Fund's since inception date was February 28, 1996.
2. The International Capital Appreciation Fund's since inception date was July 1, 1997.
3. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in a Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

      Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the International Capital Appreciation Fund are identical to procedures applicable to the purchase and redemption of Class A, B and C Shares of the Emerging Markets Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the International Capital Appreciation Fund. Any questions may be directed to the International Capital Appreciation Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees, for both Funds are identical. The maximum annual investment advisory fee for the International Capital Appreciation Fund and the Emerging Market Fund is 1.25% of average daily net assets.

      For its fiscal year ended November 30, 2001, the International Capital Appreciation Fund's ratio of expenses to average daily net assets was 0.75% for Class A Shares, and 1.50% for both Class B Shares and Class C Shares. During this period, certain operating expenses were reimbursed for the International Capital Appreciation Fund. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 2.29% for Class A Shares and 2.79% for both Class B Shares and Class C Shares of the International Capital Appreciation Fund.

      For its fiscal year ended November 30, 2001, the Emerging Markets Fund's ratio of expenses to average daily net assets was 2.55% for Class A Shares, and 3.30% for both Class B Shares and Class C Shares. During this period, certain operating expenses were reimbursed for the Emerging Markets Fund. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 3.30% for Class A Shares and 3.80% for both Class B Shares and Class C Shares of the Emerging Markets Fund.

      Both the Emerging Markets Fund and the International Capital Appreciation Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets of each Fund is 0.25% for Class A Shares, 0.75% for Class B Shares, and 0.75% for Class C Shares.

                     INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

      The Funds have the same investment objective, which is to provide long-term growth of capital.

      The fundamental investment limitations of the International Capital Appreciation Fund and the Emerging Markets Fund are substantially identical. For a more in depth comparison of investment objectives, policies and limitations, see "Comparison of Investment Objectives and Policies."

Description of the Plan of Reorganization

      The Plan provides that on or about the Closing Date (presently expected to be on or about October 18, 2002) the International Capital Appreciation Fund will acquire all of the assets of the Emerging Markets Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Emerging Markets Fund to holders of its Class A, B and C Shares, respectively, in complete liquidation and termination of the Emerging Markets Fund. Shareholders of the Emerging Markets Fund will become shareholders of the International Capital Appreciation Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the International Capital Appreciation Fund received by Emerging Markets Fund shareholders as part of the Reorganization will not be subject to a sales load.


      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Emerging Markets Fund prior to the Closing Date by the Corporation if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Emerging Markets Fund's shareholders and the costs of holding the special meeting of shareholders.

      The foregoing brief summary of the Plan entered into between the International Capital Appreciation Fund and the Emerging Markets Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of the International Capital Appreciation Fund Shares and Capitalization

      Class A, B and C Shares of the International Capital Appreciation Fund to be issued to shareholders of the Emerging Markets Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the International Capital Appreciation Fund provided herewith for additional information about Class A, B and C Shares of the International Capital Appreciation Fund.

      The following tables show the capitalization of the International Capital Appreciation Fund and the Emerging Markets Fund as of August 19, 2002, and on a pro forma basis as of that date:



-----------------------------------------------------------------------------------------------------------------
                    Emerging      Emerging Markets     Emerging    International   International  International
                  Markets Fund          Fund         Markets Fund     Capital         Capital        Capital
                 Class A Shares       Class B           Class C     Appreciation   Appreciation    Appreciation
                                       Shares           Shares          Fund           Fund            Fund
                                                                   Class A Shares Class B Shares  Class C Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Assets       $22,857,128    $7,127,386           $1,307,389    $23,736,696    $6,946,772      $1,864,368
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value  $8.03          $7.66                $7.66         $6.80          $6.64           $6.66
Per Share
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shares           2,847,866      930,897              170,629       3,489,368      1,046,610       280,126
Outstanding
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                         International    International    International
                            Capital          Capital          Capital
                         Appreciation     Appreciation   Appreciation Fund
                             Fund             Fund       Pro Forma Combined
                           Pro Forma        Pro Forma      Class C Shares
                           Combined         Combined
                        Class A Shares   Class B Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net Assets             $46,593,824       $14,074,158     $3,171,757
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net Asset Value Per    $6.80             $6.64           $6.66
Share
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Shares Outstanding     6,850,710         2,120,012       476,431
----------------------------------------------------------------------------


Federal Income Tax Consequences

      As a condition to the Reorganization, the Corporation will receive an opinion of counsel to the Corporation, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1) of the Code, and the Emerging Markets Fund and the International Capital Appreciation Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the International Capital Appreciation Fund upon its receipt of the Emerging Markets Fund's assets in exchange for International Capital Appreciation Fund shares;

o no gain or loss will be recognized by the Emerging Markets Fund upon transfer of its assets to the International Capital Appreciation Fund in exchange for International Capital Appreciation Fund shares or upon the distribution of the International Capital Appreciation Fund shares to the Emerging Markets Fund's shareholders in exchange for their Emerging Markets Fund shares;

o no gain or loss will be recognized by shareholders of the Emerging Markets Fund upon exchange of their Emerging Markets Fund shares for International Capital Appreciation Fund shares;

o the tax basis of the assets of the Emerging Markets Fund acquired by the International Capital Appreciation Fund will be the same as the tax basis of such assets to the Emerging Markets Fund immediately prior to the Reorganization;

o the tax basis of shares of the International Capital Appreciation Fund received by each shareholder of the Emerging Markets Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Emerging Markets Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Emerging Markets Fund's assets in the hands of the International Capital Appreciation Fund will include the period during which those assets were held by the Emerging Markets Fund; and

o the holding period of International Capital Appreciation Fund shares received by each shareholder of the Emerging Markets Fund pursuant to the Plan will include the period during which the Emerging Markets Fund shares exchanged therefor were held by such shareholder, provided the Emerging Markets Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the International Capital Appreciation Fund, the Emerging Markets Fund or the Emerging Markets Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Emerging Markets Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.


Comparative Information on Shareholder Rights and Obligations

      The Corporation is organized as a Maryland corporation pursuant to its Articles of Incorporation dated January 25, 1994, under the laws of the State of Maryland. The rights of shareholders of the Emerging Markets Fund and the International Capital Appreciation Fund are identical and are set forth in the Articles of Incorporation. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days' notice of any meeting.

        INFORMATION ABOUT THE INTERNATIONAL CAPITAL APPRECIATION FUND
                        AND THE EMERGING MARKETS FUND

International Capital Appreciation Fund

      Information about the Corporation and the International Capital Appreciation Fund is contained in the International Capital Appreciation Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Corporation and the International Capital Appreciation Fund is included in the International Capital Appreciation Fund's Statement of Additional Information dated January 31, 2002 (revised August 7, 2002), which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated August 28, 2002, both of which have been filed with the SEC, may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation, on behalf of the International Capital Appreciation Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Corporation, on behalf of the International Capital Appreciation Fund, can be obtained by calling or writing the Corporation and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Corporation, on behalf of the International Capital Appreciation Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Corporation, the International Capital Appreciation Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.



Emerging Markets Fund

      Information about the Emerging Markets Fund may be found in the Emerging Markets Fund's current Prospectus and Statement of Additional Information, both dated January 31, 2002, which are incorporated herein by reference. Copies of the Emerging Markets Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Emerging Markets Fund by calling 1-800-341-7400 or by writing to the Emerging Markets Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Corporation by calling 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Emerging Markets Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Emerging Markets Fund can be obtained by calling or writing the Emerging Markets Fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.

              THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
        SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

About the Proxy Solicitation and the Meeting

      Proxies are being solicited by the Board, on behalf of its portfolio, the Emerging Markets Fund. The proxies will be voted at the special meeting of shareholders of the Corporation to be held on October 18, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Corporation or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 30, 2002, to shareholders of record at the close of business on August 19, 2002 (the "Record Date").

      The International Capital Appreciation Fund's annual report, which includes audited financial statements for its fiscal year ended November 30, 2001, was previously mailed to shareholders. The semi-annual reports for the Emerging Markets Fund and the International Capital Appreciation Fund, which contain unaudited financial statements for the periods ended May 31, 2002, were also previously mailed to shareholders. The Corporation will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the International Capital Appreciation Fund and the Emerging Markets Fund. Requests for annual reports or semi-annual reports for the International Capital Appreciation Fund and the Emerging Markets Fund may be made by writing to the Corporation's principal executive offices or by calling the Corporation. The Corporation's principal executive offices are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation's toll-free telephone number is 1-800-341-7400.

Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Corporation is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-third of the total number of outstanding shares of the Emerging Markets Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

      Shareholder approval requires the affirmative vote of more than 50% of the shares of the Emerging Markets Fund entitled to vote.

Share Ownership of the Funds
Officers and Directors of the Corporation own less than 1% of the Emerging Markets Fund's outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Emerging Markets Fund:

Edward Jones & Co., Maryland Heights, MO, owned approximately 248,592 Class A Shares (8.71%); Mellon Private Asset Management, Pittsburgh, PA, owned approximately 430,789 Class A Shares (15.10%); Charles Schwab & Company, Inc., San Francisco, CA, owned approximately 258,877 Class A Shares (9.07%); Frojack Co., Grand Forks, ND, owned approximately 451,708 Class A Shares (15.83%); and the Provident Bank, Cincinnati, OH, owned approximately 369,223 Class A Shares (12.94%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 98,382 Class B Shares (10.58%); and Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 70,522 Class B Shares (7.58%).


Edward Jones & Co., Maryland Heights, MO, owned approximately 17,406 Class C Shares (10.20%); Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 14,805 Class B Shares (8.68%); Prudential Securities, Inc. FBO, owned approximately 10,684 Class C Shares (6.26%); and Prudential Securities, Inc., FBO, owned approximately 16,908 Class C Shares (9.91%).

Officers and Directors of the Corporation own less than 1% of the International Capital Appreciation Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the International Capital Appreciation Fund:

Edward Jones & Co., Maryland Heights, MO, owned approximately 878,178 Class A Shares (25.17%); and Enterprise Trust & Investment Co., owned approximately 923,175 Class A Shares (26.46%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 171,480 Class B Shares (16.39%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 29,755 Class C Shares (10.64%); and Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 33,321 Class C Shares (11.92%).

Interests of Certain Persons

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated. All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as Directors of the Corporation.


         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Corporation is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated World Investment Series, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Corporation.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
------------------------------------------------------------------------------

                                           By Order of the Board of Directors,



                                                             John W. McGonigle
                                                                     Secretary
August 28, 2002

                                                               EXHIBIT A

                  AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, (the "Agreement"), between Federated World Investment Series, Inc., a Maryland corporation ("Federated World Investment Series, Inc."), on behalf of its portfolio, Federated International Capital Appreciation Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated World Investment Series, Inc., on behalf of its portfolio Federated Emerging Markets Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Directors of Federated World Investment Series, Inc. (the "Directors") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated World Investment Series, Inc., having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated World Investment Series, Inc. shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated World Investment Series, Inc. and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated World Investment Series, Inc.'s transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

            (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated World Investment Series, Inc.'s custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d)   The  Acquired   Fund  shall   discharge   all  of  its
liabilities and obligations on or before the Exchange Date.

            (e) The Exchange Date shall be __________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations   and   Warranties  of  the  Acquired  Fund.
            ------------------------------------------------------------
Federated World Investment Series, Inc., on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

             (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

            (b) On the Exchange Date, Federated World Investment Series, Inc. will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations and Warranties of the Acquiring Fund.
            ----------------------------------------------------
Federated World Investment Series, Inc., on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

             (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring Fund's  Conditions  Precedent.  The obligations of
            ---------------------------------------
Federated World Investment Series, Inc. hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

            (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Articles of Incorporation and By-Laws of Federated World Investment Series, Inc.

            (d) On or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date on or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before November 30, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before November 30, 2001 and in the period from said date to and including the Exchange Date.

      5. Acquired Fund's Conditions Precedent. The obligations of Federated World Investment Series, Inc. hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual  Conditions  Precedent.  The  obligations of both the
            -----------------------------
Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

            (b)   Each  party   shall  have   received   an  opinion  of
Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1) of the Code.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Directors at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Directors, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Directors, officers or shareholders of Federated World Investment Series, Inc., in respect of this Agreement.

      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Directors, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Directors, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No    Survival    of    Representations.    None    of   the
            ---------------------------------------
representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.    This   Agreement   may   be   executed   in
            ------------
counterparts, each of which, when executed and delivered, shall be deemed to be an original.


      IN WITNESS WHEREOF, Federated World Investment Series, Inc. has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated Emerging Markets Fund




                                         John W. McGonigle, Secretary


                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated International Capital
                                    Appreciation Fund




                                         Richard B. Fisher, President







                     STATEMENT OF ADDITIONAL INFORMATION
                               AUGUST 28, 2002


                         Acquisition of the assets of

                       FEDERATED EMERGING MARKETS FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

                       By and in exchange for Shares of

              FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
               (formerly, Federated International Growth Fund)
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000


      This Statement of Additional Information dated August 28, 2002, is not a prospectus. A Prospectus/Proxy Statement dated August 28, 2002, related to the above-referenced matter may be obtained from Federated World Investment Series, Inc., on behalf of Federated International Capital Appreciation Fund, formerly, Federated International Growth Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                           TABLE OF CONTENTS


1. Statement of Additional Information of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002 (revised, August 7, 2002).

2. Statement of Additional Information of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002.

3.    Financial Statements of Federated International Capital
      Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated November 30, 2001.

4.    Financial Statements (unaudited) of Federated International
      Capital Appreciation Fund, a portfolio of Federated World
      Investment Series, Inc., dated May 31, 2002.

5. Financial Statements of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated
      November 30, 2001.

6. Financial Statements (unaudited) of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated May 31, 2002.

7.    Pro Forma Financial Information.

                 INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Federated Emerging Markets Fund (the "Emerging Markets Fund"), a portfolio of Federated World Investment Series, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the Securities and Exchange Commission on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone
Number:  1-800-341-7400.

The Statement of Additional Information of Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), a portfolio of the Corporation, is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the Securities and Exchange Commission on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

The audited financial statements of the Emerging Markets Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the Emerging Markets Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.

The audited financial statements of the International Capital
Appreciation Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the International Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.

The unaudited financial statements of the International Capital
Appreciation Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.

The unaudited financial statements of the Emerging Markets Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.

The Pro Forma Financial information of the Acquiring Fund,
International Capital Appreciation Fund, is included herein.

                    Federated Emerging Markets Fund
           Federated International Capital Appreciation Fund
                 Explanatory Statements Pertaining to
               Pro Forma Financial Statements (unaudited)
                              May 31, 2002

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Emerging Markets Fund and Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), formerly, Federated International Growth Fund, collectively ("the Funds"), for the period ended May 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2002.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Emerging Markets Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended May 31, 2002, Emerging Markets Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 3,733,593 shares of the Federated International Capital Appreciation Fund's Class A Shares to the holders of 3,681,852 shares of the Federated Emerging Markets Fund's Class A Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 1,185,690 shares of the Federated International Capital Appreciation Fund's Class B Shares to the holders of 993,275 shares of the Federated Emerging Markets Fund's Class B Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 176,504 shares of the Federated International Capital Appreciation Fund's Class C Shares to the holders of 148,248 shares of the Federated Emerging Markets Fund's Class C Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.


Pro Forma Combining Portfolio of Investments
May 31, 2002 (Unaudited)


                                                                                                  Federated
             Federated    Federated    Federated                                     Federated    International  Federated
             InternationalInternationalInternational                       Federated InternationalCapital        International
  Federated  Capital      Capital      Capital                                       Capital      Appreciation   Capital
                          Appreciation Appreciation                                               Fund           Appreciation
 Emerging    Appreciation Pro Forma    Pro Forma                           Emerging  Appreciation Pro Forma      Pro Forma
             Fund         Adjustment                                       Markets                Adjustment
 Markets Fund                          Combined                            Fund      Fund                        Combined
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 Common Stocks - 57.7%
 Automobiles - 1.3%
                                                  --------------------------
 846,600                               846,600    Denway Motors Ltd.       $ 246,930                        $ 246,930
                                                                                     $
             -            -                                                          -            -
                                                  --------------------------
 29,000                                            ero Honda Motors Ltd.   192,278
             -            -            29,000     H                                  -            -         192,278
                                                  --------------------------
 17,000                                            yundai Motor Co.        563,493
             -            -            17,000     H                                  -            -         563,493
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               1,002,701                        1,002,701
                                                                                     -            -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Banking -   9.2%
                                                  --------------------------
                                                  --------------------------
 42,000,000                            42,000,000 Akbank T.A.S.            116,870                          116,870
             -            -                                                          -            -
                                                  --------------------------
                                                  --------------------------
 400,000                               400,000    (1) Bangkok Bank Public  699,102                          699,102
             -            -                       Co., Ltd.                          -            -
                                                  --------------------------
                                                  --------------------------
 575,576                               575,576    (1) Chinatrust Financial 533,254                          533,254
             -            -                       Holding Co., Ltd.                  -            -
                                                  --------------------------
                                                  --------------------------
 340,000                                           quitable Banking Corp.  281,216                          281,216
             -            -            340,000    E                                  -            -
                                                  --------------------------
                                                  --------------------------
 935,000                               935,000    Grupo Financiero BBVA    809,079                          809,079
             -            -                       Bancomer, SA de CV                 -            -
                                                  --------------------------
                                                  --------------------------
 255,700                               255,700    Grupo Financiero         653,974                          653,974
             -            -                       Banorte, SA de CV                  -            -
                                                  --------------------------
                                                  --------------------------
 38,480                                            ana Bank                576,740                          576,740
             -            -            38,480     H                                  -            -
                                                  --------------------------
                                                  --------------------------
 25,927                                            1) Kookmin Bank         1,338,732                        1,338,732
             -            -            25,927     (                                  -            -
                                                  --------------------------
                                                  --------------------------
 35,000                                            1) Koram Bank           351,643                          351,643
             -            -            35,000     (                                  -            -
                                                  --------------------------
                                                  --------------------------
 52,000                                            alayan Banking BHD      123,158                          123,158
             -            -            52,000     M                                  -            -
                                                  --------------------------
                                                  --------------------------
 390,000                                           ublic Bank BHD          363,316                          363,316
             -            -            390,000    P                                  -            -
                                                  --------------------------
                                                  --------------------------
 823,321                                           1) SinoPac Holdings Co. 385,024                          385,024
             -            -            823,321    (                                  -            -
                                                  --------------------------
                                                  --------------------------
 91,500                                91,500     Standard Bank Investment 318,169                          318,169
             -            -                       Corp., Ltd.                        -            -
                                                  --------------------------
                                                  --------------------------
 97,500,000                            97,500,000 (1) Turkiye Garanti      169,565                          169,565
             -            -                       Bankasi A.S.                       -            -
                                                  --------------------------
 59,000,000                            59,000,000 (1) Yapi ve Kredi        145,704                          145,704
             -            -                       Bankasi A.S.                       -            -
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               6,865,546                        6,865,546
                                                                                     -            -
                                                  ---------------------------------------------------------------------

 Capital Goods - 2.0%
                                                  --------------------------
 165,000                               165,000    Citic Pacific Ltd.       373,373                          373,373
             -            -                                                          -            -
                                                  --------------------------
 45,000                                           Larsen & Toubro Ltd.     159,166                          159,166
             -            -            45,000                                        -            -
                                                  --------------------------
 52,000                                           Remgro Ltd.              371,316                          371,316
             -            -            52,000                                        -            -
                                                  --------------------------
 414,000                                          Sime Darby BHD           571,974                          571,974
             -            -            414,000                                       -            -
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               1,475,829                        1,475,829
                                                                                     -            -
                                                  ---------------------------------------------------------------------
 Diversified Financials - 2.0%
                                                  --------------------------
 6,700,000                             6,700,000  Alarko Holdings A.S.     86,226                           86,226
             -            -                                                          -            -
                                                  --------------------------
 12,270                                           Daishin Securities Co.   228,364                          228,364
             -            -            12,270                                        -            -
                                                  --------------------------
 1,885,000                             1,885,000  (1) National Finance
             -            -                       Public Co., Ltd.         854,795   -            -         854,795
                                                  --------------------------
 11,270                                11,270     (1) Samsung Securities   361,033                          361,033
             -            -                       Co., Ltd.                          -            -
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               1,530,418                        1,530,418
                                                                                     -            -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Energy Sources - 4.1%
                                                  --------------------------
                                                  --------------------------
 286,000                               286,000    CNOOC Ltd.               386,841                          386,841
             -            -                                                          -            -
                                                  --------------------------
 12,150                                12,150     Lukoil Holdings Co., ADR 859,890                          859,890
             -            -                                                          -            -
                                                  --------------------------
 42,500                                42,500     Petroleo Brasileiro SA,  1,011,925                        1,011,925
             -            -                       ADR                                -            -
                                                  --------------------------
 79,500                                           YUKOS                    818,850                          818,850
             -            -            79,500                                        -            -
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               3,077,506                        3,077,506
                                                                                     -            -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Food Beverage & Tobacco - 3.6%
                                                  --------------------------
                                                  --------------------------
 10,900                                10,900     Cheil Jedang Corp.       491,905                          491,905
             -            -                                                          -            -
                                                  --------------------------
 19,700                                19,700     Coca-Cola Femsa, SA de   502,350                          502,350
             -            -                       CV, ADR                            -            -
                                                  --------------------------
 32,100                                32,100     (1) International Foods
             -            -                       Co. (Hostess)            145,218   -            -         145,218
                                                  --------------------------
 2,600                                 2,600      Nong Shim Co., Ltd.      190,562                          190,562
             -            -                                                          -            -
                                                  --------------------------
 776,000                               776,000    PT Hanjaya Mandala
             -            -                       Sampoerna Tbk            408,186   -            -         408,186
                                                  --------------------------
 28,700                                28,700     Panamerican Beverages,
             -            -                       Inc., Class A            520,618   -            -         520,618
                                                  --------------------------
 36,100                                36,100     South African Breweries  305,420                          305,420
             -            -                       PLC                                -            -
                                                  --------------------------
 6,360                                 6,360      (1) Wimm-Bill-Dann Foods
             -            -                       OJSC, ADR                148,188   -            -         148,188
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               2,712,447                        2,712,447
                                                                                     -            -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Hotels Restaurants & Leisure - 1.0%
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 190,000                  -            190,000    Genting Berhad           750,000                          750,000
             -                                                                       -            -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Household & Personal Products - 0.4%
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 78,800                                78,800     Hindustan Lever Ltd.     297,208                          297,208
             -            -                                                          -            -
                                                  ---------------------------------------------------------------------
   Insurance
 - 0.2%
                                       ----------------------------------------------------
                                       -------------------
 182,000                  182,000      Sanlam Ltd.       163,475                       163,475
           - -                                                     -          -
                                       ----------------------------------------------------
 Materials - 8.1%
                                                  --------------------------
                                                  --------------------------
 68,700                                68,700     Anglo American PLC       1,261,556                        1,261,556
             -            -                                                               -       -
                                                  --------------------------
                                                  --------------------------
 6,700                                 6,700      Anglo American Platinum
             -            -                       Corp.  Ltd.              325,577        -       -         325,577
                                                  --------------------------
                                                  --------------------------
 86,300                                86,300     Associated Cement
             -            -                       Companies Ltd.           266,331        -       -         266,331
                                                  --------------------------
                                                  --------------------------
 100,000                                          BHP Billiton PLC         567,778                          567,778
             -            -            100,000                                            -       -
                                                  --------------------------
                                                  --------------------------
 7,900                                            Cemex SA de CV, ADR      237,237                          237,237
             -            -            7,900                                              -       -
                                                  --------------------------
                                                  --------------------------
 10,000                                10,000     (1) Cemex SA de CV,      7,782                            7,782
             -            -                       Warrants                                -       -
                                                  --------------------------
                                                  --------------------------
 18,800                                18,800     (1) Companhia Vale do
             -            -                       Rio Doce, ADR            564,000        -       -         564,000
                                                  --------------------------
                                                  --------------------------
 18,550                                           Gold Fields Ltd.         245,753                          245,753
             -            -            18,550                                             -       -
                                                  --------------------------
                                                  --------------------------
 6,850                                 6,850      Harmony Gold Mining Co.  107,919                          107,919
             -            -                       Ltd.                                    -       -
                                                  --------------------------
                                                  --------------------------
 8,500                                 8,500      Impala Plantinum         556,177                          556,177
             -            -                       Holdings Ltd.                           -       -
                                                  --------------------------
                                                  --------------------------
                                        4,153     (1) JSC Mining and
 24,153                                2          Smelting Co. Norilsk     540,822                          540,822
             -            -                       Nickel, ADR                             -       -
                                                  --------------------------
                                                  --------------------------
 5,220                                 5,220      Pohang Iron and Steel    599,679                          599,679
             -            -                       Co. Ltd.                                -       -
                                                  --------------------------
                                                  --------------------------
 38,000                                           Reliance Industries Ltd. 205,042                          205,042
             -            -            38,000                                             -       -
                                                  --------------------------
 27,300                                27,300     Votorantim Celulose e
             -            -                       Papel SA, ADR            566,475        -       -         566,475
                                                  --------------------------
                                                                           --------------------------------------------
                                                       Total               6,052,128                        6,052,128
                                                                                          -       -
                                                  ---------------------------------------------------------------------
 Media -
 0.8%
                                                  --------------------------
 1,700                                 1,700      Cheil Communications,    205,798                          205,798
             -            -                       Inc.                                    -       -
                                                  --------------------------
 9,000                                 9,000      (1) Grupo Televisa SA,   377,550                          377,550
             -            -                       GDR                                     -       -
                                                  --------------------------
                                                                           --------------------------------------------
                                                      Total                583,348                          583,348
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Pharmaceuticals & Biotechnology - 2.6%
                                                  --------------------------
                                                  --------------------------
                                                  (1) Dr. Reddy's
 8,300       -            -          8,300        Laboratories Ltd., ADR   163,925        -       -         163,925
                                                  --------------------------
                                                  --------------------------
 5,000                                            Gedeon Richter RT        315,017                          315,017
             -            -       5,000                                                   -       -
                                                  --------------------------
                                                  --------------------------
 34,800                              34,800       (1) Ranbaxy Laboratories 547,491                          547,491
             -            -                       Ltd.                                    -       -
                                                  --------------------------
                                                  --------------------------
 15,600                              15,600       (1) Taro Pharmaceutical
             -            -                       Industries Ltd.          439,608        -       -         439,608
                                                  --------------------------
                                                  --------------------------
 7,350                               7,350        Teva Pharmaceutical
             -            -                       Industries Ltd., ADR     492,670        -       -         492,670
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                      Total                1,958,711                        1,958,711
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 Retailing - 0/5%
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 134,800                             134,8000     Wal-Mart de Mexico, SA   390,218                          390,218
             -            -                       de CV                                   -       -
                                                  ---------------------------------------------------------------------
 Software & Services -
 0.8%
                                                  --------------------------
                                                  --------------------------
 4,180                               4,180        Infosys Technologies ltd.288,451                          288,451
           -              -                                                               -       -
                                                  --------------------------
                                                  --------------------------
 30,700                              30,700       (1) Satyam Computer
           -              -                       Services Ltd., ADR       307,307        -       -         307,307
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                  Total                    595,758                          595,758
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  --------------------------
 Technology Hardware & Equipment - 10.3%
                                                  --------------------------
                                                  --------------------------
 1,000,000                           1,000,000    (1) ASE Test Ltd., GDR   161,765                          161,765
           -              -                                                               -       -
                                                  --------------------------
                                                  --------------------------
                                     241,000      (1) Advanced
 241,000                                          Semiconductor            196,344                          196,344
           -              -                       Engineering Inc.                        -       -
                                                  --------------------------
                                                  --------------------------
 124,000                                          Asustek Computer, Inc.   412,118                          412,118
           -              -          124,000                                              -       -
                                                  --------------------------
                                                  --------------------------
 165,000                                          (1) Au Optronics Corp.   216,441                          216,441
           -              -          165,000                                              -       -
                                                  --------------------------
                                                  --------------------------
 7,000                               7,000        (1) Au Optronics Corp.,  82,600                           82,600
           -              -                       ADR                                     -       -
                                                  --------------------------
                                                  --------------------------
 33,784                                           DaeDuck GDS Co. Ltd.     375,594                          375,594
           -              -          33,784                                               -       -
                                                  --------------------------
                                                  --------------------------
 36,000                                           (1) LITE-ON IT CORP.     212,824                          212,824
           -              -          36,000                                               -       -
                                                  --------------------------
                                                  --------------------------
 15,200                                           MediaTek, Inc.           219,059                          219,059
           -              -          15,200                                               -       -
                                                  --------------------------
                                                  --------------------------
 7,700                               7,700        Samsung                  453,389                          453,389
           -              -                       Electro-Mechanics Co.                   -       -
                                                  --------------------------
                                                  --------------------------
 9,520                                            Samsung Electronics Co.  2,681,248                        2,681,248
           -              -          9,520                                                -       -
                                                  --------------------------
                                                  --------------------------
 242,000                             242,000      (1) Siliconware
           -              -                       Precision Industries Co. 212,106        -       -         212,106
                                                  --------------------------
                                                  --------------------------
 604,000                             604,000      (1) Taiwan Semiconductor
           -              -                       Manufacturing Co.        1,518,882      -       -         1,518,882
                                                  --------------------------
                                                  --------------------------
 575,000                             575,000      (1) United               766,103                          766,103
           -              -                       Microelectronics Corp.                  -       -
                                                  --------------------------
                                                  --------------------------
 25,000                              25,000       (1) United
                                                  Microelectronics Corp.,  212,500                          212,500
           -              -                       ADR                                     -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                  Total                    7,720,973                        7,720,973
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 Telecommunication Services - 8.5%
                                                  --------------------------
                                                  --------------------------
 215,000                          215,000         Advanced Information
           -              -                       Service PCL              233,585        -       -         233,585
                                                  --------------------------
                                                  --------------------------
 35,600                           35,600          America Movil SA de CV,
           -              -                       Class L, ADR             622,644        -       -         622,644
                                                  --------------------------
                                                  --------------------------
 13,600                                           (1) AO VimpelCom, ADR    390,184                          390,184
           -              -       13,600                                                  -       -
                                                  --------------------------
                                                  --------------------------
 90,545                           90,545          (1) Celular CRT          12,827                           12,827
           -              -                       Participacoes SA                        -       -
                                                  --------------------------
                                                  --------------------------
 290,000                          290,000         (1) China Mobile (Hong
           -              -                       Kong) Ltd.               916,492        -       -         916,492
                                                  --------------------------
                                                  --------------------------
 400,000                                          (1) China Unicom Ltd.    371,802                          371,802
           -              -       400,000                                                 -       -
                                                  --------------------------
                                                  --------------------------
                                  34,300          Compania Anonima
 34,300                                           Nacional Telefonos de    552,916                          552,916
           -              -                       Venezuela, ADR                          -       -
                                                  --------------------------
                                                  --------------------------
 13,020                                           KT Corp.                 581,145                          581,145
           -              -       13,020                                                  -       -
                                                  --------------------------
                                                  --------------------------
 37,000                                           Matav RT                 132,596                          132,596
           -              -       37,000                                                  -       -
                                                  --------------------------
                                                  --------------------------
 263,000                          263,000         PT Indonesian Satellite  355,303                          355,303
           -              -                       Corp., Tbk                              -       -
                                                  --------------------------
                                                  --------------------------
 3,800                                            SK Telecom Co. Ltd.      846,496                          846,496
           -              -       3,800                                                   -       -
                                                  --------------------------
                                                  --------------------------
 29,300                           29,300          Telefonos de Mexico,
           -              -                       Class L, ADR             1,019,640      -       -         1,019,640
                                                  --------------------------
                                                  --------------------------
 93,000                           93,000          Telekomunikacja Polska SA320,530                          320,530
           -              -                                                               -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                  Total                    6,356,160                        6,356,160
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 Transportation - 0.7%
                                                  --------------------------
                                                  --------------------------
 20,000                           20,000          (1) Companhia de
           -              -                       Concessoes Rodoviarias   126,984        -       -         126,984
                                                  --------------------------
                                                  --------------------------
 1,200,000                        1,200,000       Zhejiang Expressway Co., 380,777                          380,777
           -              -                       Ltd.                                    -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                  Total                    507,761                          507,761
                                                                                          -       -
                                                  ---------------------------------------------------------------------
 Utilities - 1.6%
                                                  --------------------------
                                                  --------------------------
 53,000                           53,000          Korea Electric Power     611,090                          611,090
           -              -                       Corp., ADR                              -       -
                                                  --------------------------
                                                  --------------------------
 44,700                           44,700          RAO Unified Energy
           -              -                       System, ADR              611,049        -       -         611,049
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                       Total               1,222,139                        1,222,139
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                      Total Common Stocks  43,262,326                       43,262,326
                                                  (identified cost
                                                  $34,361,819)                            -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 Preferred Stocks - 2.9%
 Banks -
 0.7%
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 7,200,000                        7,200,000       Banco Itau SA, Preference496,000                          496,000
           -              -                                                               -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Food Beverage & Tobacco - 0.2%
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 28,100                           28,100          Perdigao SA, Preference  168,934                          168,934
           -              -                                                               -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Materials - 0.9%
                                                  --------------------------
                                                  --------------------------
 35,000,000                       35,000,000      Gerdau SA, Preference    430,556                          430,556
           -              -                                                               -       -
                                                  --------------------------
                                                  --------------------------
 82,600                           82,600          Usinas Siderurgicas de
                                                  Minas Gerais SA,         250,750                          250,750
           -              -                       Preference                              -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                       Total               681,306                          681,306
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Telecommunication Services - 0.7%
                                                  --------------------------
                                                  --------------------------
 1,370,000                        1,370,000       (1) Celular CRT          226,691                          226,691
                                                  Participacoes SA,
           -              -                       Preference, Series A                    -       -
                                                  --------------------------
                                                  --------------------------
 14,975,500                       14,975,500      (1) Telemar Norte Leste  320,844                          320,844
           -              -                       SA, Preference                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                       Total               547,535                          547,535
                                                                                          -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Utilities - 0.4%
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 20,396,771                       20,396,771      Companhia Energetica de  273,899                          273,899
           -              -                       Minas Gerais, Preference                -       -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                      Total Preferred
                                                  Stocks (identified cost  2,167,674                         ,167,674
                                                  $1,893,047)                             -       -         2
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 Corporate Bonds -0.0%
 Materials - 0.0%
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
 $ 15,900                         $ 15,900        (1) Companhia Vale do
                                                  Rio Doce, Conv. Deb.
                                                  12/12/2009 (identified
           -              -                       cost $137)               -              -       -         -
                                                  ---------------------------------------------------------------------
 Mutual Funds Shares - 47.2%
                                                  --------------------------
                                                  --------------------------
           1,262,663              1,262,663       Federated Asia Pacific                  8,813,387         8,813,387
 -                        -                       Growth Fund, Class A     -                      -
                                                  --------------------------
                                                  --------------------------
           621,402        (621,402)               Federated Emerging                      5,928,17(5,928,173)
 -                                -               Markets Fund, Class A    -                                -
                                                  --------------------------
                                                  --------------------------
           1,189,361              1,189,361       Federated European                      13,380,316
 -                        -                       Growth Fund, Class A     -                      -         13,380,316
                                                  --------------------------
                                                  --------------------------
                                  374,988         Federated International
           374,988                                Small Company Fund,                     6,967,271
 -                        -                       Class A                  -                      -         6,967,271
                                                  --------------------------
                                                  --------------------------
           240,113                240,113         Prime Value Obligations                 240,113
 -                        -                       Fund, Class IS           -                      -         240,113
                                                  --------------------------
                                                  ---------------------------------------------------------------------
                                                      Total Mutual Funds                  35,329,2(5,928,17329,401,087
                                                  (identified cost
                                                  $33,207,035)             -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
                                                      Total Investments                   35,329,2           4,831,087
                                                  (identified cost
                                                  $69,462,038)(2)          45,430,000             (5,928,1737
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------




      (1) Non-income producing security.
      (2) The cost of investments for federal tax purposes amounts to $69,462,038. The net unrealized appreciation of investments on a federal tax basis amounts to $5,369,049, which is comprised of $11,218,786 appreciation and $5,849,737 depreciation at November 30, 2001.
      (3)Adjustment to eliminate investment in Federated Emerging Markets Fund, which is being eliminated due to proposed merger.

      Note: The categories of investments are shown as a percentage of net assets ($74,878,049) at May 31, 2002.

      The following acronyms are used throughout this portfolio:

      ADR - American Depositary Receipt
      GDR - Global Depository Receipt


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                           May 31, 2002 (Unaudited)
                                                                               Federated          Federated
                                                                             International
                                                               Federated        Capital         International
                                                             International    Appreciation  Capital Appreciation
                                              Federated         Capital           Fund              Fund
                                              Emerging        Appreciation     Pro Forma          Pro forma
                                            Markets Fund          Fund         Adjustment         Combined
                                         -------------------------------------------------------------------------
                                                            -----------------
Assets:
------------------------------------------
Investments in securities, at value           $   45,430,000   $  35,329,260 $(5,928,173)(1)           74,831,087
------------------------------------------
Cash                                                   3,207              55               -                3,262
------------------------------------------
Cash denominated in foreign currency
   (identified cost $152,252)                        152,421               -               -              152,421
------------------------------------------
Income receivable                                     84,208               -               -               84,208
------------------------------------------
Receivable for shares sold                             2,532           1,362               -                3,894
------------------------------------------
Receivable for Investments sold                      578,944               -               -              578,944
------------------------------------------
Deferred organizational costs                              -           1,083               -                1,083
------------------------------------------------------------------------------------------------------------------
     Total assets                                 46,251,312      35,331,760     (5,928,173)           75,654,899
------------------------------------------------------------------------------------------------------------------
Liabilities:
------------------------------------------
Payable for line of credit                      $    501,900       $       -        $      -         $    501,900
------------------------------------------
Payable for shares redeemed                           71,863           2,228               -               74,091
------------------------------------------
Payable for custodian fees                            62,944               -               -               62,944
------------------------------------------
Payable for transfer and dividend agent
fees and expenses                                     41,092               -               -               41,092
------------------------------------------
Payable for printing and postage                      16,862               -               -               16,862
------------------------------------------
Accrued expenses                                      24,373          55,588               -               79,961
------------------------------------------------------------------------------------------------------------------
     Total liabilities                               719,034          57,816               -              776,850
------------------------------------------------------------------------------------------------------------------
Net Assets                                    $   45,532,278   $  35,273,944   $ (5,928,173)       $   74,878,049
------------------------------------------------------------------------------------------------------------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                     May 31, 2002 (Unaudited) (continued)

Net Assets Consists of:
-------------------------------------------
Paid in capital                                $   70,757,244  $  51,934,996       -             $  122,692,240
-------------------------------------------
Net unrealized appreciation/depreciation
of
   investments and translation of assets
and
   liabilities in foreign currency                  9,170,821    (4,225,211)     419,263(2)           5,364,873
-------------------------------------------
Accumulated net realized loss on
investments
   and foreign currency transactions             (34,259,529)   (12,115,192) (6,347,436)(2)        (52,722,157)
-------------------------------------------
Net operating loss                                  (136,258)      (320,649)       -                  (456,907)
----------------------------------------------------------------------------------------------------------------
     Total Net Assets                          $   45,532,278  $  35,273,944  $ (5,928,173)      $   74,878,049
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Class A Shares                              $   35,125,743  $  24,315,135  $ (5,928,173)      $   53,512,705
                                          ----------------------------------------------------------------------
   Class B Shares                               $   9,054,213   $  8,456,416       -                 17,510,629
                                          ----------------------------------------------------------------------
   Class C Shares                               $   1,352,322   $  2,502,393       -                  3,854,715
----------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A Shares                                   3,681,852      3,108,361    51,741  (a)           6,841,954
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
   Class B Shares                                     993,275      1,106,419   192,415  (a)           2,292,109
                                          ----------------------------------------------------------------------
                                          ----------------------------------------------------------------------
   Class C Shares                                     148,248        326,519    28,256  (a)             503,023
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Shares Outstanding                            4,823,375      4,541,299        272,412           9,637,086
----------------------------------------------------------------------------------------------------------------




                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                     May 31, 2002 (Unaudited) (continued)
May 31, 2002 (Unaudited)


Net Asset Value Per Share
   Class A Shares
                                          $                  $                $               $
                                          9.54               7.82             -              7.82
                                          ----------------------------------------------------------------------
   Class B Shares
                                          $                  $                $               $
                                          9.12               7.64             -              7.64
                                          ----------------------------------------------------------------------
   Class C Shares                                                                             $
                                          $                  $                $
                                          9.12               7.66             -              7.66
                                          ----------------------------------------------------------------------
Offering Price Per Share
                                           $
   Class A Shares *                        0.10              $                $               $
                                          1                  8.28             -              8.28
                                          ----------------------------------------------------------------------
   Class B Shares
                                          $                  $                $               $
                                          9.12               7.64             -              7.64
                                          ----------------------------------------------------------------------
   Class C Shares                                                                             $
                                          $                  $                $
                                          9.12               7.66             -              7.66
                                          ----------------------------------------------------------------------
Redemption Proceeds Per Share
   Class A Shares
                                          $                  $                $               $
                                          9.54               7.82             -              7.82
                                          ----------------------------------------------------------------------
   Class B Shares **
                                          $                  $                $               $
                                          8.62               7.22             -              7.22
                                          ----------------------------------------------------------------------
   Class C Shares ***                                                                         $
                                          $                  $                $
                                          9.03               7.58             -              7.58
                                          ----------------------------------------------------------------------

                                           $      36,255,003  $                $ ( 6,347,436) $
Investments, at identified cost                              39,554,471                      69,462,038
----------------------------------------------------------------------------------------------------------------
Investments, at tax cost                   $      36,255,003  $                $  (6,347,436) $
                                                             39,554,471                      69,462,038
----------------------------------------------------------------------------------------------------------------


(1) Adjustment to eliminate investment in Federated Emerging Markets Fund due to proposed merger.
(2) Adjustment to recognize unrealized and realized gain/loss on investments in Federated Emerging Markets Fund.
* Computation of offering price per share 100/94.5 of net asset value.
** Computation of redemption price per share 94.5/100 of net asset value.
*** Computation of redemption price per share 99/100 of net asset value.

(a) Adjustments to reflect share balance as a result of combination.

(See Notes to Pro Forma Financial Statements)


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                 Six Months Ended May 31, 2002 (Unaudited)

                                                                                 Federated     Federated
                                                                 Federated     International   International
                                                               International      Capital           Capital
                                                Federated         Capital      Appreciation      Appreciation
                                                Emerging        Appreciation     Pro Forma         Pro Forma
                                              Markets Fund          Fund        Adjustment         Combined


  Investment Income:
  Dividends                                       $  469,719 *       $      -        $     -           $ 469,719

  Interest                                            12,227            3,717              -              15,944
                                             ----------------  --------------- --------------  ------------------
       Total investment income                                                             -             485,663
                                                     481,946            3,717
  Expenses:
                                                                                     184,326
  Investment adviser fee                             305,645                -               (a)          489,971
                                                                                    (91,994)
  Administrative personnel and services fee           92,247           92,247               (b)           92,500
                                                                                      40,859
  Custodian fees                                     104,829            4,812               (c)          150,500
  Transfer and dividend disbursing agent
                                                                                    (36,469)
    fees and expenses                                 57,758           66,211               (d)           87,500
                                                                                       (543)
  Directors' fees                                        738              805               (e)            1,000
                                                                                    (17,840)
  Auditing fees                                        1,000           24,840               (f)            8,000
                                                                                       (556)
  Legal fees                                           2,333            1,973               (g)            3,750
                                                                                    (43,409)
  Portfolio accounting fees                           39,552           43,857               (h)           40,000
  Distribution services fee - Class B Shares          33,385           32,571              -              65,956
  Distribution services fee - Class C Shares           5,451            9,464              -              14,915
                                                                                     (7,390)
  Shareholder services fee - Class A Shares           48,184           30,243               (i)           71,037
  Shareholder services fee - Class B Shares           11,128           10,857              -              21,985
  Shareholder services fee - Class C Shares            1,817            3,155              -               4,972
                                                                                    (29,169)
  Share registration costs                            30,700           19,719               (j)           21,250
                                                                                    (43,223)
  Printing and postage                                42,543           20,680               (k)           20,000
                                                                                         495
  Insurance premiums                                       -              630               (l)            1,125
  Taxes                                                1,975            1,506        (1,481)(m)            2,000
                                                                                       (258)
  Interest expense                                       258                -               (n)                -
                                                                                     (4,551)
  Miscellaneous                                        2,000            5,051               (o)            2,500
                                             ----------------  --------------- --------------  ------------------
       Total expenses                               $781,543         $368,621      $(51,203)          $1,098,961
                                             ----------------  --------------- --------------  ------------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
             Six Months Ended May 31, 2002 (Unaudited (continued)

  Waivers and Reimbursements --
       Waiver of shareholder services fee -                                                  30,243
  Class A Shares                                             -             (30,243)                (p)                 -
       Waiver of shareholder services fee -                                                  10,857
  Class B Shares                                             -             (10,857)                (q)                 -
       Waiver of shareholder services fee -                                                   3,155
  Class C Shares                                             -              (3,155)                (r)                 -
                                             ------------------  -----------------------------------  -------------------
                                              -----------------  -----------------------------------  -------------------
  Total Waivers and Reimbursements                           -             (44,255)          44,255                    -
                                              -----------------  -----------------------------------  -------------------
  Net Expenses                                         781,543              324,366         (6,948)            1,098,961
                                              -----------------  -----------------------------------  -------------------
       Net operating loss                          $ (299,597)         $  (320,649)         $ 6,948           $(613,298)
                                              -----------------  -----------------------------------  -------------------
  Realized and Unrealized Loss on
  Investments and Foreign Currency
  Transactions:
  Net realized gain (loss) on investments                      *
  and foreign currency transactions                  4,299,213*         (2,465,947)               -            1,833,266
  Net change in unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities in
  foreign currency                                   4,909,854            5,248,732               -           10,158,586
                                              -----------------  -----------------------------------  -------------------
                                             ------------------  -----------------------------------  -------------------
  Net realized and unrealized gain on                9,209,067            2,782,785               -           11,991,852
  investments and foreign currency
  transactions
                                             ------------------  -----------------------------------  -------------------
  Change in net assets resulting from              $ 8,909,470         $  2,462,136         $ 6,948          $11,378,554
  operations
                                              -----------------  -----------------------------------  -------------------



*  Net of foreign taxes withheld $52,249.
** Net of foreign capital gain taxes withheld of $94,166).
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended May 31, 2002 (Unaudited)


a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Federated International Capital Appreciation Fund (the "Fund") for the period. FServ is required to maintain the records of the Fund and Federated Emerging Markets Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.

i) Adjustment to reflect the Shareholder services fee reduction due to combining two portfolios into one.
j)    Adjustment to reflect state registration costs for only the combined
      Fund.
k) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
l) Adjustment to reflect the insurance premium increase due to the combining of two portfolios into one.
m) Adjustment to reflect the tax fee reduction due to the combining of two portfolios into one.
n) Adjustment to reflect the reduction of interest expense, which is not a certainty in upcoming period.
o) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
p) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
q) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
r) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                    Explanatory Statements Pertaining to
                  Pro Forma Financial Statements (unaudited)
                              November 30, 2001

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Emerging Markets Fund and Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), formerly, International Growth Fund, collectively ("the Funds"), for the period ended November 30, 2001. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2001.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Emerging Markets Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended November 30, 2001, Emerging Markets Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 4,119,721 shares of the Federated International Capital Appreciation Fund's Class A Shares to the holders of 4,820,319 shares of the Federated Emerging Markets Fund's Class A Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 1,113,755 shares of the Federated International Capital Appreciation Fund's Class B Shares to the holders of 1,043,689 shares of the Federated Emerging Markets Fund's Class B Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 189,975 shares of the Federated International Capital Appreciation Fund's Class C Shares to the holders of 178,288 shares of the Federated Emerging Markets Fund's Class C Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.






Pro Forma Combining Portfolio of Investments
November 30, 2001 (Unaudited)

             Federated FederatedFederated                                             Federated  Federated   Federated
             InternationalInternationalInternational                                  InternationalInternationInternational
                      Capital  Capital                                                           Capital     Capital
Federated             AppreciatAppreciation                               Federated             AppreciationAppreciation
Emerging     Capital  Fund     Fund                                       Emerging   Capital    Fund        Fund
             AppreciatPro      Pro Forma                                  Markets               Pro Forma
Markets      Fund     Forma    Combined                                   Fund       Appreciation Adjustment  Pro Forma
Fund                  Adjustment                                                     Fund                   Combined
--------------------------------------------------------------------------------------------------------------------------
                                         ----------------------------------
Common Stocks - 60.7%
Automobiles
-- 2.2%
                                         ----------------------------------
                                         Denway Motors Ltd.               $481,098
                                ,596,600                                                                    $
1,596,600    -        -        1                                                     -          -           481,098
                                         ----------------------------------
                                         Hankook Tire Manufacturing Co.   240,095
118,000      -        -        118,000                                               -          -           240,095
                                         ----------------------------------
                                         Hyundai Motor Co.                929,464
46,400       -        -        46,400                                                -          -           929,464
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        1,650,657                         1,650,657
                                                                                     -          -
                                         ---------------------------------------------------------------------------------

Banking--7.2%
                                         (1) Bangkok Bank Public Co., Ltd.434,981
400,000      -        -        400,000                                               -          -           434,981
                                         ----------------------------------
                                         Bank Sinopac                     432,180
1,101,900    -        -        1,101,900                                             -          -           432,180
                                         ----------------------------------
                                         Chinatrust Commercial Bank       496,008
975,576      -        -        975,576                                               -          -           496,008
                                         ----------------------------------
                                         Equitable Banking Corp.          157,074
340,000      -        -        340,000                                               -          -           157,074
                                         ----------------------------------
                                         Grupo Financiero BBVA Bancomer,
935,000      -        -        935,000   SA de CV                         719,308    -          -           719,308
                                         ----------------------------------
                                         Grupo Financiero Banorte SA de CV485,153
255,700      -        -        255,700                                               -          -           485,153
                                         ----------------------------------
                                         Hana Bank                        513,368
47,000       -        -        47,000                                                -          -           513,368
                                         ----------------------------------
                                         (1) Kookmin Bank                 790,647
20,460       -        -        20,460                                                -          -           790,647
                                         ----------------------------------
                                         Public Bank BHD                  431,158
640,000      -        -        640,000                                               -          -           431,158
                                         ----------------------------------
                                         Standard Bank Investment Corp.   429,495
151,500      -        -        151,500   Ltd.                                        -          -           429,495
                                         ----------------------------------
                                         (1) Turkiye Garanti Bankasi AS   415,314
292,500,000  -        -        292,500,000                                           -          -           415,314
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       5,304,686                         5,304,686
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Capital
Goods--2.3%
                                         ----------------------------------
                                         Larsen & Toubro Ltd.             192,703                           192,703
45,000       -        -        45,000                                                -          -
                                         ----------------------------------
                                         Phoenixtec Power Co. Ltd.        732,583
1,073,000    -        -        1,073,000                                             -          -           732,583
                                         ----------------------------------
                                         Remgro Ltd.                      317,049
52,000       -        -        52,000                                                -          -           317,049
                                         ----------------------------------
                                         Sime Darby BHD                   482,384
411,000      -        -        411,000                                               -          -           482,384
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       1,724,719                         1,724,719
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Commercial Services &
Supplies--0.3%
                                         ---------------------------------------------------------------------------------
                                         EnkaHolding Yatirim              206,559                           206,559
2,600,000    -        -        2,600,000                                             -          -
                                         ---------------------------------------------------------------------------------

Consumer Durables &
Apparel--1.0%
                                         ----------------------------------
                                         LG Electronics, Inc.             193,415                           193,415
11,250       -        -        11,250                                                -          -
                                         ----------------------------------
                                         Pihsiang Machinery Manufacturing
165,000      -        -        165,000   Co. Ltd.                         541,691    -          -           541,691
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        735,106                           735,106
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Diversified
Financials--1.3%
                                         ----------------------------------
                                         African Bank Investments Ltd.    174,078                           174,078
220,000      -        -        220,000                                               -          -
                                         ----------------------------------
                                         (1) National Finance Public Co.  459,337
1,885,000    -        -        1,885,000 Ltd.                                        -          -           459,337
                                         ----------------------------------
                                         Yuanta Core Pacific Securities   314,512
515,500      -        -        515,500   Co.                                         -          -           314,512
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       947,927                           947,927
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Energy Sources--4.6%
                                         ----------------------------------
                                         Lukoil Holding Co., ADR          334,701                           334,701
7,500        -        -        7,500                                                 -          -
                                         ----------------------------------
                                         MOL Magyar Olaj-es Gazipari RT   224,752                           224,752
12,500       -        -        12,500                                                -          -
                                         ----------------------------------
                                         (1) PTT Exploration and                                            637,668
800,000      -        -        800,000   Production Public Co.            637,668    -          -
                                         ----------------------------------
                                         Petroleo Brasileiro SA, ADR      982,125
48,500       -        -        48,500                                                -          -           982,125
                                         ----------------------------------
                                         (1) Wah Sang Gas Holdings Ltd.   246,318
2,260,000    -        -        2,260,000                                             -          -           246,318
                                         ----------------------------------
                                         YUKOS                            933,040
218,000      -        -        218,000                                               -          -           933,040
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        3,358,604                         3,358,604
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Food Beverage & Tobacco--1.7%
                                         ----------------------------------
                                         Cheil Jedang Corp.               242,902                           242,902
7,000        -        -        7,000                                                 -          -
                                         ----------------------------------
                                         Global Bio-chem Technology Group
1,636,000    -        -        1,636,000 Co. Ltd.                         566,391    -          -           566,391
                                         ----------------------------------
                                         Guiness Ghana Ltd.               1,845
14,480       -        -        14,480                                                -          -           1,845
                                         ----------------------------------
                                         (1) International Foods Co.      224,064
32,100       -        -        32,100    (Hostess)                                   -          -           224,064
                                         ----------------------------------
                                         South African Breweries PLC      236,928
36,100       -        -        36,100                                                -          -           236,928
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        1,272,130                         1,272,130
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Hotels Restaurants &
Leisure--1.2%
                                         ----------------------------------
                                         Genting Berhad                   490,000                           490,000
190,000      -        -        190,000                                               -          -
                                         ----------------------------------
                                         (1) TravelSky Technology Ltd.    416,561
546,000      -        -        546,000                                               -          -           416,561
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       906,561                           906,561
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Household & Personal Products--0.8%
                                         ---------------------------------------------------------------------------------
                                         Hindustan Lever Ltd.             574,674                           574,674
131,100      -        -        131,100                                               -          -
                                         ---------------------------------------------------------------------------------

Insurance--0.8%
                                         Enterprise Insurance Co., Ltd.   4,677
11,000       -        -        11,000                                                -          -           4,677
                                         ----------------------------------
                                         Liberty Life Association of      307,184
56,500       -        -        56,500    Africa Ltd.                                 -          -           307,184
                                         ----------------------------------
                                         Sanlam Ltd.                      247,503
282,000      -        -        282,000                                               -          -           247,503
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       559,364                           559,364
                                                                                     -          -
                                         ---------------------------------------------------------------------------------

Materials--6.8%

34,000       -        -        34,000    Anglo American PLC               511,651    -          -           511,651
                                         ----------------------------------

                                ,700     Anglo American Platinum Corp.                                       34,435
6,700        -        -        6         Ltd.                             234,435    -          -           2
                                         ----------------------------------

86,300       -        -        86,300    Associated Cement Companies Ltd. 307,263    -          -           307,263
                                         ----------------------------------

75,000       -        -        75,000    Billiton PLC                     357,524    -          -           357,524
                                         ----------------------------------

27,000       -        -        27,000    Cemex SA de CV, ADR              681,480    -          -           681,480
                                         ----------------------------------
                                         (1) Cemex SA de CV, Warrants         3,782
10,000       -        -        10,000                                                -          -           3,782
                                         ----------------------------------

8,000        -        -        8,000     Cherepovets MK Severstal         316,000    -          -           316,000
                                         ----------------------------------

208,000      -        -        208,000   Formosa Plastic Corp.            172,830    -          -           172,830
                                         ----------------------------------

59,300       -        -        59,300    Gold Fields Ltd.                 271,744    -          -           271,744
                                         ----------------------------------

47,700       -        -        47,700    Harmony Gold Mining Co. Ltd.     270,917    -          -           270,917
                                         ----------------------------------

29,500       -        -        29,500    Honam Petrochem Corp.            333,853    -          -           333,853
                                         ----------------------------------

8,500        -        -        8,500     Impala Platinum Holdings Ltd.    354,854    -          -           354,854
                                         ----------------------------------
                                          (1) JSC Mining and Smelting Co.
16,923       -        -        16,923    Norilsk Nickel, ADR              227,296    -          -           227,296
                                         ----------------------------------

                                9,000    (1) OMZ Gruppa Uralmash-Izhora,                                     12,050
79,000       -        -        7         ADR                              312,050    -          -           3
                                         ----------------------------------

2,920        -        -        2,920     Pohang Iron and Steel Co. Ltd.   246,404    -          -           246,404
                                         ----------------------------------

                                7,300    Votorantim Celulose e Papel SA,                                     10,865
27,300       -        -        2         ADR                              410,865    -          -           4
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       5,012,948                         5,012,948
                                                                                     -
                                         ---------------------------------------------------------------------------------
 Media--1.3%
                                                                                                -
                                         (1) Grupo Televisa SA, GDR       496,210
14,300       -        -        14,300                                                -          -           496,210
                                         ----------------------------------
                                         TV Azteca SA de CV, ADR          486,760
86,000       -        -        86,000                                                -          -           486,760
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        982,970                           982,970
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Pharmaceuticals &
Biotechnology--2.9%
                                         ----------------------------------
                                         (1) Dr. Reddy's Laboratories     198,880                           198,880
11,300       -        -        11,300    Ltd., ADR                                   -          -
                                         ----------------------------------
                                         Gedeon Richter RT                277,714
5,000        -        -        5,000                                                 -          -           277,714
                                         ----------------------------------
                                         (1) Ranbaxy Laboratories Ltd.    546,250
34,800       -        -        34,800                                                -          -           546,250
                                         ----------------------------------
                                         (1) Taro Pharmaceutical          660,996
18,300       -        -        18,300    Industries Ltd.                             -          -           660,996
                                         ----------------------------------
                                         Teva Pharmaceutical Industries   450,450
7,700        -        -        7,700     Ltd., ADR                                   -          -           450,450
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       2,134,290                         2,134,290
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Real
Estate--0.4%
                                         ---------------------------------------------------------------------------------
                                         (2) Beijing North Star Co. Ltd., 261,808                           261,808
1,230,000    -        -        1,230,000 Class H                                     -          -
                                         ---------------------------------------------------------------------------------

Retailing--0.9%
                                         Courts Mammoth Berhad            259,484
297,000      -        -        297,000                                               -          -           259,484
                                         ----------------------------------
                                         Wal-Mart de Mexico SA de CV      421,749
174,800      -        -        174,800                                               -          -           421,749
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       681,233                           681,233
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Software &
Services--1.7%
                                         ----------------------------------
                                         (1) Check Point Software         613,600                           613,600
16,000       -        -        16,000    Technologies Ltd.                           -          -
                                         ----------------------------------
                                         Infosys Technologies Ltd.        211,339
2,600        -        -        2,600                                                 -          -           211,339
                                         ----------------------------------
                                         (1) Satyam Computer Services     408,960
42,600       -        -        42,600    Ltd., ADR                                   -          -           408,960
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       1,233,899                         1,233,899
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Technology Hardware &
Equipment--10.0%
                                         ----------------------------------
                                         Asustek Computer, Inc.           351,540                           351,540
88,000       -        -        88,000                                                -          -
                                         ----------------------------------
                                         (1) Au Optronics Corp.           466,299
642,000      -        -        642,000                                               -          -           466,299
                                         ----------------------------------
                                         (1) AudioCodes Ltd.              335,944
85,700       -        -        85,700                                                -          -           335,944
                                         ----------------------------------
                                         DaeDuck GDS Co. Ltd.             266,435
32,800       -        -        32,800                                                -          -           266,435
                                         ----------------------------------
                                         Hon Hai Precision Industry Co.   564,497
134,000      -        -        134,000   Ltd.                                        -          -           564,497
                                         ----------------------------------
                                         (1) IDIS Co. Ltd.                205,836
18,000       -        -        18,000                                                -          -           205,836
                                         ----------------------------------
                                         MediaTek, Inc.                   555,375                           555,375
47,200       -        -        47,200                                                -          -
                                         ----------------------------------
                                         Samsung Electro-Mechanics Co.    231,364                           231,364
7,700        -        -        7,700                                                 -          -
                                         ----------------------------------
                                         Samsung Electronics Co.          2,042,461
11,880       -        -        11,880                                                -          -           2,042,461
                                         ----------------------------------
                                         (1) Taiwan Semiconductor         1,461,561
689,136      -        -        689,136   Manufacturing Co.                           -          -           1,461,561
                                         ----------------------------------
                                         United Microelectronics Corp.    615,107
536,000      -        -        536,000                                               -          -           615,107
                                         ----------------------------------
                                         Via Technologies, Inc.           224,346
66,000       -        -        66,000                                                -          -           224,346
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        7,320,765                         7,320,765
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Telecommunication
Services--11.4%
                                         ----------------------------------
                                         Advanced Information Service PCL 224,009                           224,009
215,000      -        -        215,000                                               -          -
                                         ----------------------------------
                                          (1) Amdocs Ltd.                 545,655
16,500       -        -        16,500                                                -          -           545,655
                                         ----------------------------------
                                         America Movil SA de CV, Class L, 617,660
35,600       -        -        35,600    ADR                                         -          -           617,660
                                         ----------------------------------
                                         (1) China Mobile (Hong Kong) Ltd.1,222,270
346,000      -        -        346,000                                               -          -           1,222,270
                                         ----------------------------------
                                          (1) China Unicom Ltd.           570,597
500,000      -        -        500,000                                               -          -           570,597
                                         ----------------------------------
                                         Korea Telecom Corp.              545,238                           545,238
13,020       -        -        13,020                                                -          -
                                         ----------------------------------
                                         Korea Telecom Corp., ADR         197,625                           197,625
8,500        -        -        8,500                                                 -          -
                                         ----------------------------------
                                         Matav RT                         490,271
150,000      -        -        150,000                                               -          -           490,271
                                         ----------------------------------
                                         (1) Mobile Telesystems, ADR      213,540                           213,540
6,000        -        -        6,000                                                 -          -
                                         ----------------------------------
                                         SK Telecom Co. Ltd.              1,041,009                         1,041,009
5,000        -        -        5,000                                                 -          -
                                         ----------------------------------
                                         Tele Celular Sul Participacoes SA346,476
250,000,000  -        -        250,000,000                                           -          -           346,476
                                         ----------------------------------
                                         Telefonos de Mexico, Class L, ADR1,427,526
42,600       -        -        42,600                                                -          -           1,427,526
                                         ----------------------------------
                                         Telekomunikacja Polska SA        687,582
186,000      -        -        186,000                                               -          -           687,582
                                         ----------------------------------
                                         Telesp Participacoes SA          283,393
24,000,000   -        -        24,000,000                                            -          -           283,393
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        8,412,851                         8,412,851
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
Transportation--0.3%
                                         ---------------------------------------------------------------------------------
                                         Bangkok Expressway Public Co.    220,815                           220,815
1,010,000    -        -        1,010,000 Ltd.                                        -          -
                                         ---------------------------------------------------------------------------------

Utilities--1.6%
                                         CEZ AS                           151,952
70,103       -        -        70,103                                                -          -           151,952
                                         ----------------------------------
                                         Korea Electric Power Corp., ADR  533,180
53,000       -        -        53,000                                                -          -           533,180
                                         ----------------------------------
                                         RAO Unified Energy System, ADR   490,620
34,000       -        -        34,000                                                -          -           490,620
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total                        1,175,752                         1,175,752
                                                                                     -          -
                                         ---------------------------------------------------------------------------------
                                             Total Common Stocks          44,678,318                        44,678,318
                                         (identified cost $40,613,163)               -          -
                                                                          ------------------------------------------------
Preferred Stocks -
3.1%
 Banks--0.5%
                                         Banco Itau SA, Preference        386,938
5,600,000    -        -        5,600,000                                             -          -           386,938
                                         ---------------------------------------------------------------------------------
Food Beverage &
Tobacco--0.2%
                                         ---------------------------------------------------------------------------------
                                                                                                --------------------------
                                         Perdigao SA, Preference          167,861                           167,861
28,100       -        -        28,100                                                -          -
                                         ---------------------------------------------------------------------------------
                                                                                     -------------------------------------

Materials--0.4%
                                         Gerdau SA, Preference            306,651
35,000,000   -        -        35,000,000                                            -          -           306,651
                                         ---------------------------------------------------------------------------------
                                                                                                --------------------------
Telecommunication
Services--1.6%
                                         ----------------------------------
                                         (1) Celular CRT                  531,413                           531,413
2,740,000    -        -        2,740,000                                             -          -
                                         ----------------------------------
                                         (1) Telemar Norte Leste SA,      661,205
30,975,500   -        -        30,975,500(Series A), Preference                      -          -           661,205
                                         ----------------------------------
                                                                          ------------------------------------------------
                                              Total                       1,192,618                         1,192,618
                                                                                     -          -
                                         ---------------------------------------------------------------------------------

Utilities--0.4%
                                          ompanhia Energetica de Minas
                                         Cerais, Preference               243,011
20,000,000   -        -        20,000,000G                                           -          -           243,011
                                         ----------------------------------
                                                                          ------------------------------------------------
                                             Total Preferred Stocks       2,297,079                         2,297,079
                                         (identified cost $2,111,740)                -          -
                                         ---------------------------------------------------------------------------------
Corporate Bonds--0.0%

Materials--0.0%
                                15,900   Companhia Vale Do Rio Doce,
$15,900                        $         Conv. Deb., 12/12/2009           63                                 3
             -        -                  (identified cost $137)                      -          -           6
                                         ---------------------------------------------------------------------------------
Mutual Funds
- 46.3%
                                         Federated Asia Pacific Growth
              ,387,083          ,387,083 Fund,                                        ,946,687
-            1        -        1         Class A                          -          8          -           8,946,687
                                         Federated Emerging Markets Fund,                        8,336,975)
-            1,047,359(1,047,35-)        Class A                          -          8,336,975  (           -
                                         Federated European Growth Fund,             10,600,424
-            954,134  -        954,134   Class A                          -                     -           10,600,424
                                         Federated International Small               6,127,276
-            349,531  -        349,531   Company Fund, Class A            -                     -           6,127,276
                                         ---------------------------------------------------------------------------------
                                         Total Mutual Funds (identified                          8,336,975)
                                         cost $31,473,831)                -          34,011,362 (           25,674,387
                                         ---------------------------------------------------------------------------------
Repurchase Agreement
(3)--4.7%
                                         ---------------------------------------------------------------------------------
$3,430,000                     $3,430,000Salomon Brothers, Inc., 2.15%,   3,430,000                         3,430,000
                                         dated 11/30/2001, due 12/3/2001
             -        -                  (at amortized cost)                         -          -
                                         ---------------------------------------------------------------------------------
                                             Total Investments                        $         $(8,336,975)($)
                                         (identified cost $77,628,871)(4) $50,405,46034,011,362             76,079,847








 (1) Non-income producing security.
(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2001, this security amounted to $261,808, which represents 0.3% of net assets.
(3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(4) The cost of investments for federal tax purposes amounts to $79,369,352. The net unrealized depreciation of investments on a federal tax basis amounts to $3,289,505 which is comprised of $5,184,606 appreciation and $8,474,111 depreciation at November 30, 2001.
(5) Adjustment to eliminate investment in Federated Emerging Markets Fund, which is being eliminated due to proposed merger.
Note: The categories of investments are shown as a percentage of net assets ($73,533,570) at November 30, 2001.
The following acronyms are used throughout this portfolio:
ADR - American Depositary Receipt
GDR - Global Depository Receipt




                            Emerging Markets Fund
              Federated International Capital Appreciation Fund

Pro Forma Combining Statements of Assets and Liabilities
                        November 30, 2001 (Unaudited)
                                                                                      Federated              Federated
                                                                 Federated          International          International
                                                               International           Capital                Capital
                                               Federated          Capital            Appreciation           Appreciation
                                               Emerging         Appreciation          Pro Forma              Pro Forma
                                             Markets Fund           Fund              Adjustment              Combined
                                           -----------------------------------------------------------  ---------------------
Assets:
--------------------------------------------
Investments in securities, at value              $50,405,460         $34,011,362      $(8,336,975)(1)            $76,079,847
--------------------------------------------
Cash                                                 379,934                   -                    -                379,934
--------------------------------------------
Cash denominated in foreign currency
(identified cost $397,881)                           398,392                   -                    -                398,392
--------------------------------------------
Income receivable                                     53,363                   7                    -                 53,370
--------------------------------------------
Receivable for Investments sold                    1,337,577             300,000                    -              1,637,577
--------------------------------------------
Receivable for shares sold                           334,112              10,473                    -                344,585
--------------------------------------------
Net receivable for foreign currency                   12,030                   -                    -                 12,030
exchange contracts
--------------------------------------------
Deferred organizational costs                              -               5,680                    -                  5,680
------------------------------------------------------------------------------------------------------  ---------------------
     Total assets                                 52,920,868          34,327,522          (8,336,975)             78,911,415
------------------------------------------------------------------------------------------------------  ---------------------
Liabilities:
--------------------------------------------
Payable for investments purchased                  2,420,905                   -                    -              2,420,905
--------------------------------------------
Payable for shares redeemed                        2,694,427              95,269                    -              2,789,696
--------------------------------------------
Payable to bank                                            -               4,397                    -                  4,397
--------------------------------------------
Accrued expenses                                     122,244              40,603                    -                162,847
------------------------------------------------------------------------------------------------------  ---------------------
     Total liabilities                             5,237,576             140,269                    -              5,377,845
------------------------------------------------------------------------------------------------------  ---------------------
Net Assets                                       $47,683,292         $34,187,253         $(8,336,975)            $73,533,570
------------------------------------------------------------------------------------------------------  ---------------------
Net Assets Consists of:
--------------------------------------------
Paid in capital                                  $81,817,728         $53,310,441                    -            135,128,169
--------------------------------------------
Net unrealized appreciation (depreciation)         4,260,967         (9,473,943)         3,674,499(2)            (1,538,477)
of investments and translation of assets
and liabilities in foreign currency
--------------------------------------------
Accumulated net realized loss on                (38,558,742)         (9,649,245)      (12,011,474)(2)           (60,219,461)
investment and foreign currency
transactions
--------------------------------------------
Undistributed net investment income                  163,339                   -                    -                163,339
------------------------------------------------------------------------------------------------------  ---------------------
     Total Net Assets                            $47,683,292         $34,187,253         $(8,336,975)            $73,533,570
------------------------------------------------------------------------------------------------------  ---------------------


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                  November 30, 2001 (Unaudited) (continued)




Net Assets:

   Class A Shares                       $38,356,453   $22,654,243  $(8,336,975)          $52,673,721
                                       -----------------------------------------       --------------
   Class B Shares                        $7,965,159    $8,950,453             -          $16,915,612
                                       -----------------------------------------       --------------
   Class C Shares                        $1,361,680    $2,582,557             -           $3,944,237
--------------------------------------------------------------------------------       --------------

Shares Outstanding:
   Class A Shares                         4,820,319     3,105,859     (700,598)     (a)    7,225,580
                                       -----------------------------------------       --------------
   Class B Shares                         1,043,689     1,251,310        70,066     (a)    2,365,065
                                       -----------------------------------------       --------------
   Class C Shares                           178,288       360,060        11,687     (a)      550,035
--------------------------------------------------------------------------------       --------------
Total Shares Outstanding                  6,042,296     4,717,229     (618,845)           10,140,680
--------------------------------------------------------------------------------       --------------

Net Asset Value Per Share
   Class A Shares                             $7.96         $7.29             -                $7.29
                                       -----------------------------------------       --------------
   Class B Shares                             $7.63         $7.15             -                $7.15
                                       -----------------------------------------       --------------
   Class C Shares                             $7.64         $7.17             -                $7.17
--------------------------------------------------------------------------------       --------------
Offering Price Per Share
   Class A Shares*                            $8.42         $7.71             -                $7.71
                                       -----------------------------------------       --------------
   Class B Shares                             $7.63         $7.15             -                $7.15
                                       -----------------------------------------       --------------
   Class C Shares                             $7.64         $7.17             -                $7.17
--------------------------------------------------------------------------------       --------------
Redemption Proceeds Per Share
   Class A Shares                             $7.96         $7.29             -                $7.29
                                       -----------------------------------------       --------------
   Class B Shares**                           $7.21         $6.76             -                $6.76
                                       -----------------------------------------       --------------
   Class C Shares***                          $7.56         $7.10             -                $7.10
--------------------------------------------------------------------------------       --------------


Investments, at identified cost         $46,155,040   $43,485,305 $(12,011,474)          $77,628,871
--------------------------------------------------------------------------------       --------------
Investments, at tax cost                              $44,138,376 $(12,011,474)          $79,369,352
                                        $47,242,450
--------------------------------------------------------------------------------       --------------


(1) Adjustment to eliminate investment in Federated Emerging Markets Fund due to proposed merger.
(2) Adjustment to recognize unrealized and realized gain/loss on investments in Federated Emerging Markets Fund.
*    Computation of offering price per share 100/94.5 of net asset value.
**   Computation of redemption price per share 94.5/100 of net asset value.
***  Computation of redemption price per share 99.0/100 of net asset value.

(a)  Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)




                                                               Federated             Federated
                                                    Federated International      International
                                                   InternationalCapital            Capital
                                     Federated       Capital  Appreciation       Appreciation
                                      Emerging     AppreciationPro Forma          Pro Forma
                                    Markets Fund      Fund     Adjustment          Combined
                                    -------------  ------------------------      -------------
                                                   ------------
Investment Income:
                                                 *
                                                   $          $
Dividends                             $1,049,620   -          -                    $1,049,620
Interest                                 144,995        42,757           -            187,752
                                    -------------  ------------------------      -------------
     Total investment income           1,194,615        42,757           -          1,237,372
Expenses:
Investment adviser fee                   705,804             -     490,725    (a)   1,196,529
Administrative personnel and
services fee                             185,000       185,000   (185,000)    (b)     185,000
Custodian fees                           185,812         9,224     105,964    (c)     301,000
Transfer and dividend disbursing
agent
  fees and expenses                      180,571       136,252   (141,823)    (d)     175,000
Directors' fees                            1,815         1,976     (1,791)    (e)       2,000
Auditing fees                             17,840        23,061    (24,901)    (f)      16,000
Legal fees                                 3,591         4,185       (276)    (g)       7,500
Portfolio accounting fees                 81,593        78,260    (79,853)    (h)      80,000
Distribution services fee -  Class
B Shares                                  77,336        89,890           -            167,226
Distribution services fee -  Class
C Shares                                  14,700        28,013           -             42,713
Shareholder services fee - Class A
Shares                                   110,482        80,437    (21,593)    (i)     169,326
Shareholder services fee - Class B
Shares                                    25,779        29,964           -             55,743
Shareholder services fee - Class C
Shares                                     4,900         9,337           -             14,237
Share registration costs                  38,140        41,859    (37,499)    (j)      42,500
Printing and postage                      41,586        38,283    (39,869)    (k)      40,000
Insurance premiums                         1,252         1,237       (239)    (l)       2,250
Taxes                                      4,447         1,257     (1,704)    (m)       4,000
Interest Expense                           1,534             -     (1,534)    (n)           -
Miscellaneous                              4,094        11,540    (10,634)    (o)       5,000
                                    -------------  ------------------------      -------------
     Total expenses                   $1,686,276      $769,775     $49,973         $2,506,024
                                    -------------  ------------------------      -------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
             Year Ended November 30, 2001 (Unaudited) (continued)
Waivers and Expense Reductions --
     Waiver of investment adviser
fee                                   $(153,996)             -  $(382,049)    (p)   $(536,045)
     Waiver of shareholder services
fee - Class A Shares                           -      (80,437)      80,437    (q)            -
     Waiver of shareholder services
fee - Class B Shares                           -      (29,964)      29,964    (r)            -
     Waiver of shareholder services
fee - Class C Shares                           -       (9,337)       9,337    (s)            -
     Reimbursement of investment
adviser fee                                    -          (72)          72    (t)            -
     Fees paid indirectly for
broker arrangements                            -     (170,395)     170,395    (u)            -
                                    -------------  ------------------------      --------------
Total Waivers and Expense Reductions   (153,996)     (290,205)    (91,844)           (536,045)
                                    -------------  ------------------------      --------------
Net Expenses                           1,532,280       479,570    (41,871)           1,969,979
                                    -------------  ------------------------      --------------
     Net investment income            $(337,665)    $(436,813)     $41,871          $(732,607)
                                    -------------  ------------------------      --------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized loss on investments
and foreign currency transactions   (12,755,873)** (7,396,745)           -        (20,152,618)
Realized capital gain distribution
from other investment companies                -     1,598,218           -           1,598,218
Net change in unrealized
appreciation (depreciation) of                      7,286,302)
investments and translation of
assets and liabilities in foreign
currency                               6,547,077   (                     -           (739,225)
                                    -------------  ------------------------      --------------
     Net realized and unrealized
gain (loss) on investments
                                                                         -
and foreign currency                 (6,208,796)   (13,084,829)                   (19,293,625)
                                    -------------  ------------------------      --------------
          Change in net assets                      $              $41,871
resulting from operations           $(6,546,461)   (13,521,642)                  $(20,026,232)
                                    -------------  ------------------------      --------------



*  Net of foreign taxes withheld $79,676.
**  Net of foreign capital gain taxes withheld of $33,426.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)

i:\federated board funds\federated world investment series, inc\disclosure work in process\femf 497c\femf_revised part b.doc


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)

(a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
(b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
(c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
(d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Federated International Capital Appreciation Fund (the "Fund") for the period. FServ is required to maintain the records of the Fund and Federated Emerging Markets Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
(e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
(f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
(g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
(h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.
(i) Adjustment to reflect the Shareholder services fee reduction due to the combining of two portfolios into one.
(j)   Adjustment to reflect state registration costs for only the combined
      Fund.
(k) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
(l) Adjustment to reflect the insurance premium reduction due to the combining of two portfolios into one.
(m) Adjustment to reflect the taxes fee reduction due to the combining of two portfolios into one.
(n) Adjustment to reflect the reduction of interest expense, which is not a certainty in upcoming period.
(o) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
(p) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net asset of funds.
(q) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
(r) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
(s) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.
(t) Adjustment to reflect the reduction of the Adviser fee reimbursement, which is not a certainty in upcoming period.
(u) Adjustment to reflect reduction of fees paid indirectly for broker arrangements, which is not a certainty in upcoming period.


                   FEDERATED WORLD INVESTMENT SERIES, INC.

                       Federated Emerging Markets Fund



Investment Adviser
FEDERATED GLOBAL INVESTMENT
MANAGEMENT CORP.
175 Water Street
New York, NY  10038-4965

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779







KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholders of Federated Emerging Markets Fund (the "Emerging Markets Fund"), a portfolio of Federated World Investment Series, Inc. (the "Corporation"), hereby appoint Heather A. Eastgate, Maureen Ferguson, Alecia A. Allison, Todd Zerega and William Haas or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Emerging Markets Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held on October 18, 2002, at 5800 Corporate Drive, Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof. The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as
to  the  item,  this  proxy  will  be  voted   affirmatively  on  the  matter.
Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE CORPORATION. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL.

To approve or disapprove an Agreement and Plan of Reorganization


FOR               [   ]
AGAINST           [   ]
ABSTAIN           [   ]
                            APPROVAL OR DISAPPROVAL OF A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION pursuant to which Federated INTERNATIONAL Capital Appreciation Fund (the "INTERNATIONAL Capital Appreciation Fund") would acquire all of the assets of THE EMERGING Markets Fund in exchange for Class A, b AND C Shares of the INTERNATIONAL Capital Appreciation Fund to be distributed pro rata by the Emerging Markets Fund to holders of its Class A, B and C shares, in complete liquidation and termination of the Emerging Markets Fund.
YOUR VOTE IS IMPORTANT
                                                Please complete, sign and
                                                return this card as soon as
                                                possible.

                                                Dated


                                                Signature


Please sign this proxy exactly as your name appears on the books of the Corporation. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.
 You may also vote your shares by touchtone phone by calling 1-800-690-6903, or through the Internet at www.proxyvote.com.
Cusip 31428U409
Cusip 31428U508
Cusip 31428U607